LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–61.96%
Australia–0.34%
BHP Group Ltd.	53,185	$1,689,924
Brambles Ltd.	53,125	698,933
Coles Group Ltd.	79,536	993,069
CSL Ltd.	3,095	612,562
Macquarie Group Ltd.	6,818	1,095,305
Medibank Pvt Ltd.	97,385	245,744
†=πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	5,992	534,930
Steadfast Group Ltd.	32,462	127,250
Wesfarmers Ltd.	3,468	168,863
Woolworths Group Ltd.	45,980	1,058,550
		7,225,130
Belgium–0.03%
Ageas SA	2,052	109,458
=Syensqo SA	6,939	614,919
		724,377
Brazil–0.16%
Ambev SA	254,410	613,177
B3 SA - Brasil Bolsa Balcao	687,796	1,355,972
Banco do Brasil SA	124,735	624,625
BB Seguridade Participacoes SA	27,623	181,121
†Embraer SA	21,419	189,550
†Magazine Luiza SA	73,293	129,965
XP, Inc. Class A	15,515	278,339
		3,372,749
Canada–1.45%
Algoma Steel Group, Inc.	67,032	685,737
Alimentation Couche-Tard, Inc.	3,764	208,092
Barrick Gold Corp.	55,347	1,100,842
Cameco Corp.	143,261	6,842,145
Canadian National Railway Co.	2,889	338,298
Canadian Natural Resources Ltd.	24,270	805,919
Cenovus Energy, Inc.	15,595	260,830
†Eldorado Gold Corp.	6,605	114,729
Enbridge, Inc.	177,064	7,192,795
Fairfax Financial Holdings Ltd.	1,118	1,411,642
†First Quantum Minerals Ltd.	2,447	33,364
Franco-Nevada Corp.	16,413	2,038,564
†Lionsgate Studios Corp.	32,652	233,462
†Lululemon Athletica, Inc.	3,396	921,505
Nutrien Ltd.	4,953	238,009
Power Corp. of Canada	80,932	2,552,818
Suncor Energy, Inc.	130,285	4,808,923
Teck Resources Ltd. Class B	4,301	224,646
Thomson Reuters Corp.	2,313	394,533
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Toronto-Dominion Bank	7,618	$481,712
		30,888,565
China–1.24%
Anhui Gujing Distillery Co. Ltd. Class B	1,400	22,547
BYD Co. Ltd. Class H	260,500	9,510,075
Contemporary Amperex Technology Co. Ltd. Class A	111,677	4,009,395
CSPC Pharmaceutical Group Ltd.	422,000	328,422
Great Wall Motor Co. Ltd. Class A	387,727	1,675,005
Great Wall Motor Co. Ltd. Class H	265,000	494,285
Haidilao International Holding Ltd.	249,000	610,501
JD.com, Inc. Class A	12,019	258,350
Lenovo Group Ltd.	166,000	226,349
†Li Auto, Inc. Class A	54,014	751,097
Nongfu Spring Co. Ltd. Class H	170,380	749,564
†Seres Group Co. Ltd. Class A	12,800	164,960
Shenzhen Transsion Holdings Co. Ltd. Class A	21,674	333,415
Tencent Holdings Ltd.	86,662	4,956,351
Weichai Power Co. Ltd. Class A	662,200	1,497,857
Weichai Power Co. Ltd. Class H	351,000	648,374
Yum China Holdings, Inc.	2,890	130,108
		26,366,655
Colombia–0.00%
Bancolombia SA ADR	1,240	38,911
		38,911
Czech Republic–0.00%
Komercni Banka AS	1,843	64,933
Moneta Money Bank AS	7,466	36,655
		101,588
Denmark–0.58%
AP Moller - Maersk AS Class B	274	460,721
Carlsberg AS Class B	6,171	735,004
†Genmab AS	1,151	278,445
Novo Nordisk AS Class B	92,268	10,840,875
		12,315,045
Faeroe Islands–0.05%
†Vestas Wind Systems AS	52,965	1,169,390
		1,169,390
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland–0.05%
Elisa OYJ	16,741	$887,410
Sampo OYJ Class A	1,873	87,358
		974,768
France–2.32%
Accor SA	86,169	3,740,840
AXA SA	42,485	1,632,998
BNP Paribas SA	3,685	252,475
Carrefour SA	61,841	1,053,914
Cie de Saint-Gobain SA	97,568	8,875,426
Dassault Systemes SE	22,695	900,118
Edenred SE	13,647	516,803
EssilorLuxottica SA	21,646	5,122,646
Hermes International SCA	909	2,232,147
La Francaise des Jeux SAEM	10,429	428,838
L'Oreal SA	483	216,163
LVMH Moet Hennessy Louis Vuitton SE	18,112	13,881,098
Orange SA	37,489	429,202
Sanofi SA	60,611	6,942,570
Schneider Electric SE	1,930	507,447
SCOR SE	4,717	105,330
TotalEnergies SE	39,008	2,540,171
Valeo SE	16,139	194,383
		49,572,569
Germany–0.88%
adidas AG	27,061	7,166,246
Allianz SE	2,696	885,310
BASF SE	5,152	272,725
CTS Eventim AG & Co. KGaA	5,159	536,085
Evonik Industries AG	49,436	1,155,623
Fresenius Medical Care AG	12,486	530,795
Heidelberg Materials AG	5,166	561,252
Mercedes-Benz Group AG	28,918	1,868,311
MTU Aero Engines AG	4,538	1,414,412
†Northern Data AG	2,465	70,107
Rational AG	369	375,838
Rheinmetall AG	880	476,464
RWE AG	62,618	2,277,900
Symrise AG	5,529	763,786
†Zalando SE	9,747	321,373
		18,676,227
Greece–0.01%
Athens International Airport SA	12,548	106,770
National Bank of Greece SA	11,034	94,280
OPAP SA	3,179	56,478
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
Piraeus Financial Holdings SA	4,811	$20,490
		278,018
Hong Kong–0.22%
AIA Group Ltd.	492,495	4,412,521
†NagaCorp Ltd.	118,000	56,618
Prudential PLC	34,355	319,036
		4,788,175
Hungary–0.01%
MOL Hungarian Oil & Gas PLC	14,236	106,417
OTP Bank Nyrt	1,768	92,433
		198,850
India–0.18%
†Aditya Birla Capital Ltd.	50,519	143,163
Axis Bank Ltd.	10,556	155,214
Bharat Electronics Ltd.	27,865	94,800
Bharat Petroleum Corp. Ltd.	23,244	102,613
Cipla Ltd.	10,582	208,871
Eicher Motors Ltd.	1,988	119,237
GAIL India Ltd.	59,695	171,168
Godrej Consumer Products Ltd.	10,483	174,305
Hero MotoCorp Ltd.	1,887	128,629
Hindustan Aeronautics Ltd.	5,635	297,255
IndusInd Bank Ltd.	9,135	157,800
†InterGlobe Aviation Ltd.	1,745	99,690
JSW Energy Ltd.	11,656	101,961
Kotak Mahindra Bank Ltd.	52,715	1,166,223
Larsen & Toubro Ltd.	2,494	109,388
Maruti Suzuki India Ltd.	775	122,426
REC Ltd.	8,847	58,539
Reliance Industries Ltd.	5,471	192,798
UltraTech Cement Ltd.	1,457	205,194
		3,809,274
Indonesia–0.08%
Astra International Tbk. PT	255,100	85,089
Bank Central Asia Tbk. PT	1,188,200	810,315
Bank Negara Indonesia Persero Tbk. PT	1,275,700	450,792
Bank Syariah Indonesia Tbk. PT	1,312,100	260,860
Ciputra Development Tbk. PT	1,222,000	107,349
		1,714,405
Ireland–0.78%
Experian PLC	36,128	1,898,726
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
†Flutter Entertainment PLC	1,646	$386,759
†James Hardie Industries PLC CDI	16,496	654,961
Kingspan Group PLC	10,835	1,017,343
Seagate Technology Holdings PLC	7,016	768,462
TE Connectivity PLC	1,165	175,903
Trane Technologies PLC	29,960	11,646,351
		16,548,505
Israel–0.02%
†CyberArk Software Ltd.	1,501	437,707
		437,707
Italy–1.27%
Ferrari NV	7,352	3,434,772
FinecoBank Banca Fineco SpA	7,734	132,365
Intesa Sanpaolo SpA	2,955,628	12,625,588
Mediobanca Banca di Credito Finanziario SpA	64,416	1,098,874
Snam SpA	50,339	256,135
UniCredit SpA	215,722	9,452,750
		27,000,484
Japan–3.18%
Astellas Pharma, Inc.	7,800	89,383
Bridgestone Corp.	5,400	206,645
Canon, Inc.	5,100	166,883
Dai-ichi Life Holdings, Inc.	20,500	525,176
Daiichi Sankyo Co. Ltd.	57,873	1,896,149
Daikin Industries Ltd.	18,595	2,597,284
Ebara Corp.	33,700	545,742
FANUC Corp.	20,045	584,370
Fast Retailing Co. Ltd.	1,400	461,910
FUJIFILM Holdings Corp.	75,583	1,939,468
GMO Payment Gateway, Inc.	2,000	122,456
Hitachi Ltd.	38,400	1,010,196
Hoya Corp.	64,900	8,934,051
Isetan Mitsukoshi Holdings Ltd.	25,100	388,746
Ito En Ltd.	23,534	558,856
Kakaku.com, Inc.	4,900	84,942
Kansai Paint Co. Ltd.	26,471	470,022
Kawasaki Kisen Kaisha Ltd.	53,100	817,975
Keyence Corp.	19,013	9,043,163
Kokusai Electric Corp.	29,900	661,555
Kuraray Co. Ltd.	11,600	171,064
Kyushu Railway Co.	27,400	788,304
Makita Corp.	4,701	158,341
Mazda Motor Corp.	73,500	547,191
MEIJI Holdings Co. Ltd.	7,501	187,362
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Electric Corp.	84,571	$1,355,431
Mitsubishi UFJ Financial Group, Inc.	820,100	8,293,723
Mitsui & Co. Ltd.	321,100	7,100,058
Mitsui High-Tec, Inc.	14,200	88,979
Mitsui OSK Lines Ltd.	35,300	1,209,865
Mizuho Financial Group, Inc.	20,400	416,729
†Money Forward, Inc.	3,100	126,329
MS&AD Insurance Group Holdings, Inc.	76,000	1,760,863
NET One Systems Co. Ltd.	9,158	228,050
Nexon Co. Ltd.	10,400	204,744
NIDEC Corp.	45,600	953,721
Nintendo Co. Ltd.	4,300	228,456
Nippon Paint Holdings Co. Ltd.	184,156	1,406,236
Nippon Yusen KK	20,600	748,179
Nomura Research Institute Ltd.	38,803	1,430,899
Ono Pharmaceutical Co. Ltd.	13,100	174,226
Panasonic Holdings Corp.	162,000	1,401,051
Rakus Co. Ltd.	58,421	909,087
Santen Pharmaceutical Co. Ltd.	20,263	244,538
Sekisui House Ltd.	14,800	409,220
Shiseido Co. Ltd.	7,000	188,728
Socionext, Inc.	18,100	357,151
Sojitz Corp.	24,900	582,978
Sompo Holdings, Inc.	56,300	1,253,897
Sumitomo Mitsui Financial Group, Inc.	7,200	152,541
Takeda Pharmaceutical Co. Ltd.	2,600	74,224
TDK Corp.	20,000	253,679
TIS, Inc.	6,600	167,658
Tokyo Electron Ltd.	5,100	897,401
Toyo Tire Corp.	6,492	94,269
Toyota Tsusho Corp.	32,600	586,335
Trend Micro, Inc.	16,156	953,904
Yamaha Motor Co. Ltd.	80,340	715,500
		67,925,883
Jersey–0.00%
†Wizz Air Holdings PLC	4,259	82,564
		82,564
Jordan–0.01%
Hikma Pharmaceuticals PLC	12,241	312,747
		312,747
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kazakhstan–0.01%
Kaspi.KZ JSC ADR	1,319	$139,801
		139,801
Luxembourg–0.04%
Tenaris SA	54,998	865,359
		865,359
Macau–0.03%
Wynn Macau Ltd.	702,187	610,609
		610,609
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	58,371
Frontken Corp. Bhd.	83,600	74,406
		132,777
Mexico–0.12%
Cemex SAB de CV	1,135,469	694,891
Fomento Economico Mexicano SAB de CV	10,135	99,924
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	214,510
Grupo Financiero Banorte SAB de CV Class O	91,140	648,672
Southern Copper Corp.	2,544	294,265
Wal-Mart de Mexico SAB de CV	173,138	522,404
		2,474,666
Netherlands–1.23%
ABN AMRO Bank NV	17,824	321,520
†Argenx SE	250	135,136
ASML Holding NV	18,889	15,677,194
ING Groep NV	158,440	2,870,203
Koninklijke Ahold Delhaize NV	53,903	1,861,865
Koninklijke KPN NV	466,414	1,904,902
Koninklijke Vopak NV	13,149	610,062
Prosus NV	36,142	1,579,486
Universal Music Group NV	6,547	171,263
Wolters Kluwer NV	6,924	1,166,137
		26,297,768
New Zealand–0.02%
†Xero Ltd.	4,816	497,567
		497,567
Norway–0.06%
DNB Bank ASA	6,735	138,108
Equinor ASA	45,223	1,142,901
		1,281,009
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Peru–0.04%
Credicorp Ltd.	4,968	$899,059
		899,059
Philippines–0.02%
Ayala Land, Inc.	199,800	130,496
†Bloomberry Resorts Corp.	759,100	109,589
International Container Terminal Services, Inc.	9,270	66,832
Metropolitan Bank & Trust Co.	55,480	77,818
		384,735
Poland–0.03%
LPP SA	14	57,433
Powszechna Kasa Oszczednosci Bank Polski SA	5,486	79,789
Powszechny Zaklad Ubezpieczen SA	55,162	603,070
		740,292
Portugal–0.00%
Jeronimo Martins SGPS SA	5,013	98,435
		98,435
Republic of Korea–0.46%
†Doosan Enerbility Co. Ltd.	70,792	969,553
Fila Holdings Corp.	2,328	75,215
†GS Engineering & Construction Corp.	10,074	141,284
HD Hyundai Infracore Co. Ltd.	24,994	143,347
HD HYUNDAI MIPO	1,301	99,189
Hyundai Motor Co.	2,159	402,842
KakaoBank Corp.	28,636	463,142
†Krafton, Inc.	1,136	297,530
NAVER Corp.	3,548	459,609
Orion Corp.	2,419	180,357
Samsung Electronics Co. Ltd.	25,643	1,205,968
Samsung Life Insurance Co. Ltd.	3,119	222,292
Seegene, Inc.	3,860	73,056
SK Hynix, Inc.	37,469	5,002,743
		9,736,127
Russia–0.00%
†=πGMK Norilskiy Nickel PAO	2,800	0
†=πLUKOIL PJSC	236	0
†=πNovatek PJSC	520	0
		0
Saudi Arabia–0.03%
Abdullah Al Othaim Markets Co.	34,593	109,919
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Elm Co.	317	$98,309
Etihad Etisalat Co.	8,941	122,506
Riyadh Cables Group Co.	1,533	40,497
Saudi Basic Industries Corp.	3,623	72,336
Saudi National Bank	21,312	194,861
Yanbu National Petrochemical Co.	6,392	72,756
		711,184
Singapore–0.01%
UOL Group Ltd.	28,194	121,967
		121,967
South Africa–0.03%
Capitec Bank Holdings Ltd.	459	80,882
FirstRand Ltd.	52,187	250,884
Kumba Iron Ore Ltd.	9,052	210,091
		541,857
Spain–0.71%
Amadeus IT Group SA	2,225	160,791
Banco Bilbao Vizcaya Argentaria SA	263,404	2,846,463
Banco de Sabadell SA	109,273	232,205
Banco Santander SA	22,352	114,466
Bankinter SA	21,398	188,838
†Cellnex Telecom SA	259,719	10,532,134
Industria de Diseno Textil SA	13,447	795,427
Repsol SA	27,786	366,366
		15,236,690
Sweden–0.27%
Boliden AB	9,192	311,805
Evolution AB	6,241	613,294
SSAB AB Class A	23,984	125,590
SSAB AB Class B	41,973	214,910
Telia Co. AB	373,687	1,208,356
Trelleborg AB Class B	20,060	770,729
†=πVolta	1,948	0
Volvo AB Class B	97,096	2,564,152
		5,808,836
Switzerland–0.92%
ABB Ltd.	20,590	1,191,829
Alcon, Inc.	3,245	323,292
Coca-Cola HBC AG	5,035	179,328
†Galderma Group AG	38,041	3,532,844
†Glencore PLC	1,099,994	6,289,915
Holcim AG	12,247	1,194,674
Julius Baer Group Ltd.	11,977	720,304
Kuehne & Nagel International AG	4,237	1,155,432
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Nestle SA	13,741	$1,379,377
Novartis AG	4,634	531,923
SGS SA	11,659	1,299,592
Sika AG	2,929	969,354
STMicroelectronics NV	4,469	132,575
UBS Group AG	25,395	781,939
		19,682,378
Taiwan–1.17%
Acer, Inc.	323,155	416,625
ASE Technology Holding Co. Ltd.	63,000	300,602
ASMedia Technology, Inc.	16,000	816,520
Asustek Computer, Inc.	17,000	297,063
Chicony Electronics Co. Ltd.	135,577	702,593
Compal Electronics, Inc.	709,102	746,152
Evergreen Marine Corp. Taiwan Ltd.	129,000	819,332
Genius Electronic Optical Co. Ltd.	48,685	747,663
Global Unichip Corp.	10,000	347,590
Inventec Corp.	165,000	224,717
MediaTek, Inc.	43,060	1,598,771
Quanta Computer, Inc.	193,505	1,614,248
Realtek Semiconductor Corp.	60,682	903,140
Taiwan Semiconductor Manufacturing Co. Ltd.	466,000	14,091,985
Wan Hai Lines Ltd.	142,000	439,733
Wistron Corp.	120,000	382,981
Wiwynn Corp.	2,000	108,385
Yang Ming Marine Transport Corp.	140,122	305,513
		24,863,613
Thailand–0.02%
Advanced Info Service PCL	15,700	149,059
=CP ALL PCL	26,100	53,332
†Sea Ltd. ADR	694	65,430
†True Corp. PCL NVDR	236,100	82,179
		350,000
Turkey–0.01%
Turkiye Is Bankasi AS Class C	260,791	107,222
		107,222
United Arab Emirates–0.02%
Abu Dhabi Commercial Bank PJSC	20,898	47,906
Air Arabia PJSC	82,348	61,430
Aldar Properties PJSC	27,189	55,665
Borouge PLC	124,985	84,388
Emaar Properties PJSC	71,581	169,937
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
†=NMC Health PLC	123,425	$0
		419,326
United Kingdom–3.05%
Anglo American PLC	8,898	288,958
AstraZeneca PLC	5,825	902,443
AstraZeneca PLC ADR	13,029	1,015,089
Auto Trader Group PLC	88,743	1,029,601
BAE Systems PLC	785,729	12,999,697
Bank of Georgia Group PLC	949	46,627
Barclays PLC	266,174	799,087
BP PLC	142,711	747,354
British American Tobacco PLC	11,428	416,191
†Capri Holdings Ltd.	7,812	331,541
Compass Group PLC	177,110	5,668,687
†Genius Sports Ltd.	68,687	538,506
GSK PLC	45,037	913,118
Imperial Brands PLC	5,310	154,266
J Sainsbury PLC	305,430	1,206,250
Kingfisher PLC	60,016	258,368
London Stock Exchange Group PLC	19,324	2,640,360
Marks & Spencer Group PLC	121,929	607,387
National Grid PLC	527,000	7,257,100
NatWest Group PLC	145,112	667,192
Pearson PLC	39,632	537,013
RELX PLC	149,597	7,018,131
†Rolls-Royce Holdings PLC	174,954	1,233,146
Shell PLC	392,476	12,916,488
Shell PLC ADR	31,680	2,089,296
Spirax Group PLC	18,639	1,872,694
Standard Chartered PLC	52,281	554,284
Tesco PLC	79,839	382,879
		65,091,753
United States–40.79%
AbbVie, Inc.	4,646	917,492
†Adobe, Inc.	29,574	15,312,826
†Advanced Micro Devices, Inc.	7,074	1,160,702
AES Corp.	68,149	1,367,069
Albertsons Cos., Inc. Class A	18,875	348,810
Alphabet, Inc. Class C	172,777	28,886,587
†Altair Engineering, Inc. Class A	26,139	2,496,536
†Altice USA, Inc. Class A	42,291	104,036
Altria Group, Inc.	41,621	2,124,336
†Amazon.com, Inc.	188,832	35,185,067
†AMC Networks, Inc. Class A	10,929	94,973
American Express Co.	1,404	380,765
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
American Tower Corp.	30,949	$7,197,499
American Water Works Co., Inc.	9,618	1,406,536
Amgen, Inc.	4,614	1,486,677
Amphenol Corp. Class A	10,531	686,200
†ANSYS, Inc.	2,060	656,378
Aon PLC Class A	2,024	700,284
Apple, Inc.	144,692	33,713,236
Applied Materials, Inc.	26,467	5,347,657
†Atlassian Corp. Class A	6,837	1,085,784
†Autodesk, Inc.	25,174	6,934,934
†=Avaya Holdings Corp.	205	1,409
Ball Corp.	1,925	130,727
Bank of America Corp.	362,346	14,377,889
†BeiGene Ltd.	14,300	266,176
†Berkshire Hathaway, Inc. Class B	4,874	2,243,307
†Biogen, Inc.	3,441	667,003
†Block, Inc.	13,483	905,114
Booking Holdings, Inc.	420	1,769,090
†Boston Scientific Corp.	160,960	13,488,448
Boyd Gaming Corp.	876	56,633
Bristol-Myers Squibb Co.	49,156	2,543,331
Broadcom, Inc.	81,473	14,054,093
Bunge Global SA	48,530	4,689,939
†Cadence Design Systems, Inc.	12,378	3,354,809
†Caesars Entertainment, Inc.	10,015	418,026
Cardinal Health, Inc.	3,109	343,607
†=πCaresyntax, Inc.	2,497	245,280
†Carnival Corp.	75,857	1,401,837
†Centene Corp.	6,485	488,191
†Centuri Holdings, Inc.	16,325	263,649
CF Industries Holdings, Inc.	79,964	6,860,911
Charles Schwab Corp.	103,638	6,716,779
Cheniere Energy, Inc.	6,355	1,142,883
Chevron Corp.	47,689	7,023,159
†Chipotle Mexican Grill, Inc.	90,257	5,200,608
Cisco Systems, Inc.	3,095	164,716
Citigroup, Inc.	30,044	1,880,754
CME Group, Inc.	635	140,113
Comerica, Inc.	1,401	83,934
†Concentra Group Holdings Parent, Inc.	15,128	338,262
†Confluent, Inc. Class A	331,457	6,755,094
ConocoPhillips	27,416	2,886,356
†Constellium SE	42,161	685,538
Costco Wholesale Corp.	13,504	11,971,566
CRH PLC	100,587	9,325,768
†Crowdstrike Holdings, Inc. Class A	10,299	2,888,561
Crown Holdings, Inc.	2,893	277,381
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†=πCrown PropTech Acquisitions	7,060	$0
†=Crown PropTech Acquisitions Class A	8,069	86,661
Cummins, Inc.	3,627	1,174,386
Danaher Corp.	31,042	8,630,297
†Datadog, Inc. Class A	9,674	1,113,090
†Dayforce, Inc.	3,500	214,375
†Deckers Outdoor Corp.	16,662	2,656,756
Dell Technologies, Inc. Class C	11,121	1,318,283
Delta Air Lines, Inc.	148,200	7,527,078
Devon Energy Corp.	21,857	855,046
†Dexcom, Inc.	31,878	2,137,101
Dollar General Corp.	4,350	367,880
†DoorDash, Inc. Class A	5,946	848,673
Dr. Horton, Inc.	14,616	2,788,294
DuPont de Nemours, Inc.	16,346	1,456,592
Eaton Corp. PLC	12,646	4,191,390
†Edwards Lifesciences Corp.	50,838	3,354,800
Elevance Health, Inc.	3,010	1,565,200
Eli Lilly & Co.	12,054	10,679,121
Entegris, Inc.	4,852	545,996
Enterprise Products Partners LP	21,268	619,111
EOG Resources, Inc.	18,340	2,254,536
†EPAM Systems, Inc.	454	90,360
†=πEpic Games, Inc.	3,175	1,905,000
Equinix, Inc.	1,099	975,505
Equity Residential	1,494	111,243
Estee Lauder Cos., Inc. Class A	12,371	1,233,265
†Etsy, Inc.	14,195	788,248
Eversource Energy	22,712	1,545,552
Expeditors International of Washington, Inc.	6,771	889,709
†=πFanatics Holdings, Inc.	37,931	2,632,411
†=πFarmers Business Network, Inc.	24,139	63,968
First Citizens BancShares, Inc. Class A	352	648,014
First Horizon Corp.	15,742	244,473
†Floor & Decor Holdings, Inc. Class A	24,764	3,074,946
†Fortinet, Inc.	52,777	4,092,856
Franklin Resources, Inc.	80,467	1,621,410
Freeport-McMoRan, Inc.	186,350	9,302,592
General Electric Co.	1,826	344,347
Gilead Sciences, Inc.	18,421	1,544,417
†GoDaddy, Inc. Class A	5,510	863,858
Golden Entertainment, Inc.	1,537	48,861
Goldman Sachs Group, Inc.	24,164	11,963,838
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†=πGrand Rounds, Inc.	1,035,048	$765,936
†Green Plains, Inc.	14,476	196,005
Halliburton Co.	12,397	360,133
Hasbro, Inc.	7,909	571,979
Healthpeak Properties, Inc.	82,962	1,897,341
Hess Corp.	22,091	2,999,958
Home Depot, Inc.	9,696	3,928,819
Honeywell International, Inc.	14,074	2,909,237
Hormel Foods Corp.	13,131	416,253
Howmet Aerospace, Inc.	2,600	260,650
Humana, Inc.	4,055	1,284,381
IDEX Corp.	2,297	492,707
†iHeartMedia, Inc. Class A	721	1,334
Ingersoll Rand, Inc.	52,439	5,147,412
Intuit, Inc.	3,786	2,351,106
†Intuitive Surgical, Inc.	19,865	9,759,079
Invesco Ltd.	65,966	1,158,363
Jabil, Inc.	7,471	895,250
†=πJawbone, Inc.	32,637	0
Johnson & Johnson	21,171	3,430,972
JPMorgan Chase & Co.	62,496	13,177,907
Kimberly-Clark Corp.	11,248	1,600,365
Kinder Morgan, Inc.	9,761	215,620
KLA Corp.	1,908	1,477,574
Kroger Co.	7,476	428,375
Labcorp Holdings, Inc.	1,210	270,411
Lam Research Corp.	4,822	3,935,138
†Landbridge Co. LLC Class A	11,620	454,574
†Landsea Homes Corp.	15,735	194,327
†Liberty Media Corp.-Liberty Live Class C	1,816	93,215
Linde PLC	925	441,096
Lineage, Inc.	4,852	380,300
†Lions Gate Entertainment Corp. Class A	39,801	311,642
†Lions Gate Entertainment Corp. Class B	3,122	21,604
†Live Nation Entertainment, Inc.	32,862	3,598,060
LKQ Corp.	114,480	4,570,042
Lockheed Martin Corp.	4,881	2,853,237
†=πLookout, Inc.	24,449	23,227
†Lumen Technologies, Inc.	83,478	592,694
Marsh & McLennan Cos., Inc.	61,896	13,808,379
Marvell Technology, Inc.	40,562	2,925,331
†Masimo Corp.	23,737	3,164,854
Mastercard, Inc. Class A	36,006	17,779,763
McKesson Corp.	1,784	882,045
Merck & Co., Inc.	104,947	11,917,781
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Meta Platforms, Inc. Class A	32,164	$18,411,960
†Mettler-Toledo International, Inc.	168	251,950
Micron Technology, Inc.	50,814	5,269,920
Microsoft Corp.	135,775	58,423,983
†Mirion Technologies, Inc.	15,646	173,201
†Moderna, Inc.	1,825	121,965
MSCI, Inc.	3,950	2,302,574
†=πMythic AI, Inc.	685	0
NetApp, Inc.	11,041	1,363,674
†Netflix, Inc.	4,720	3,347,754
New York Community Bancorp, Inc.	3,433	38,553
News Corp. Class A	7,187	191,390
NextEra Energy, Inc.	123,161	10,410,799
Northrop Grumman Corp.	5,916	3,124,062
†Norwegian Cruise Line Holdings Ltd.	32,650	669,652
NRG Energy, Inc.	21,496	1,958,286
Nucor Corp.	4,503	676,981
NVIDIA Corp.	376,738	45,751,063
Old Dominion Freight Line, Inc.	1,707	339,078
†Opendoor Technologies, Inc.	55,264	110,528
Oracle Corp.	81,956	13,965,302
†Palladyne AI Corp.	2,338	4,185
†Palo Alto Networks, Inc.	12,675	4,332,315
Paramount Global Class B	29,754	315,987
Park Hotels & Resorts, Inc.	8,059	113,632
Pfizer, Inc.	9,540	276,088
Philip Morris International, Inc.	2,868	348,175
PNC Financial Services Group, Inc.	8,742	1,615,959
Principal Financial Group, Inc.	15,878	1,363,920
Procter & Gamble Co.	6,849	1,186,247
Progressive Corp.	67,676	17,173,462
Prologis, Inc.	8,217	1,037,643
QUALCOMM, Inc.	14,872	2,528,984
†Regeneron Pharmaceuticals, Inc.	338	355,319
Rockwell Automation, Inc.	7,305	1,961,100
Rollins, Inc.	11,260	569,531
Roper Technologies, Inc.	1,122	624,326
Royal Caribbean Cruises Ltd.	6,463	1,146,278
RTX Corp.	3,052	369,780
†RXO, Inc.	5,821	162,988
S&P Global, Inc.	6,789	3,507,333
Salesforce, Inc.	8,456	2,314,492
†=πSalt Pay Co. Ltd.	331	93,607
Sempra	71,852	6,008,983
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†ServiceNow, Inc.	9,071	$8,113,012
Skyworks Solutions, Inc.	1,285	126,919
†=πSnorkel AI, Inc.	4,461	28,684
†Snowflake, Inc. Class A	11,262	1,293,553
State Street Corp.	28,859	2,553,156
Stryker Corp.	25,621	9,255,842
Synchrony Financial	16,680	831,998
T. Rowe Price Group, Inc.	22,584	2,460,075
†Tesla, Inc.	21,245	5,558,329
†Texas Capital Bancshares, Inc.	2,008	143,492
Thermo Fisher Scientific, Inc.	15,787	9,765,365
TJX Cos., Inc.	122,702	14,422,393
Toll Brothers, Inc.	32,795	5,066,500
TransDigm Group, Inc.	2,126	3,034,078
†Transocean Ltd.	128,101	544,429
U.S. Steel Corp.	57,985	2,048,610
Union Pacific Corp.	16,954	4,178,822
UnitedHealth Group, Inc.	32,658	19,094,479
Universal Health Services, Inc. Class B	3,877	887,872
Valero Energy Corp.	36,896	4,982,067
†Veeva Systems, Inc. Class A	2,620	549,859
Ventas, Inc.	11,364	728,773
Verizon Communications, Inc.	43,839	1,968,809
†Vertex Pharmaceuticals, Inc.	1,449	673,901
Visa, Inc. Class A	27,771	7,635,636
Vistra Corp.	70,946	8,409,939
Walmart, Inc.	198,939	16,064,324
Walt Disney Co.	88,874	8,548,790
†Warner Bros Discovery, Inc.	27,425	226,256
†Waystar Holding Corp.	10,831	302,077
Wells Fargo & Co.	193,665	10,940,136
West Pharmaceutical Services, Inc.	832	249,733
†Workday, Inc. Class A	15,271	3,732,385
Wynn Resorts Ltd.	24,945	2,391,727
Zoetis, Inc.	8,673	1,694,531
†Zscaler, Inc.	7,725	1,320,512
		870,099,412
Total Common Stock (Cost $987,336,119)		1,321,715,028
ΔCONVERTIBLE PREFERRED STOCKS–0.39%
United States–0.39%
†=πDatabricks, Inc. Series F	60,501	5,285,972
†=πDatabricks, Inc. Series G	16,533	1,444,488
†=πGM Cruise Holdings LLC Class G	27,806	162,387
†=πLookout, Inc. Series F	285,629	534,126
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
Wells Fargo & Co. Series L Class A	617	$791,118
Total Convertible Preferred Stocks (Cost $8,362,848)		8,218,091
ΔPREFERRED STOCKS–0.89%
Brazil–0.07%
Cia Energetica de Minas Gerais 14.00%	353,028	741,995
Gerdau SA 4.58%	51,866	182,227
Petroleo Brasileiro SA 13.57%	89,514	592,849
		1,517,071
Germany–0.03%
Henkel AG & Co. KGaA 2.20%	7,183	674,842
		674,842
United Kingdom–0.05%
†=π10X Future Technologies Ltd. Series D	46,779	980,646
		980,646
United States–0.74%
†=πBreeze Aviation Group, Inc. Series B	1,998	358,981
†=πBytedance Ltd. Series E	23,481	3,992,709
•Citigroup Capital XIII 11.89% (TSFR03M + 6.63%) 10/30/40	51,122	1,527,014
†=πDream Finders Homes, Inc.	2,409	2,366,842
†=πExo Imaging, Inc. Series C	103,568	204,029
†=πJumpcloud, Inc. Series E-1	491,634	993,101
†=πJumpcloud, Inc. Series F	32,336	65,319
†=πLessen Holdings, Inc.	53,911	233,974
†=πLoadsmart, Inc. Series C	96,249	664,118
†=πLoadsmart, Inc. Series D	8,526	88,670
†=πMNTN Digital, Inc. Series D	20,836	307,539
†=πNeon Pagamentos SA	3,076	1,254,885
†=πNoodle Partners, Inc. Series C	69,413	162,426
†=πPsiQuantum Corp. Series D	14,776	433,676
†=πRelativity Space, Inc. Series E	29,214	622,550
†=πSambaNova Systems, Inc. Series C	16,831	734,337
†=πSambaNova Systems, Inc. Series D	5,355	279,210
†=πSnorkel AI, Inc. Series C	15,980	102,751
†=πUrsa Major Technologies, Inc.	102,993	311,039
†=πVerge Genomics, Inc. Series B	108,057	701,290
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
†=πZero Mass Water, Inc. Series C-1	43,479	$422,616
		15,827,076
Total Preferred Stocks (Cost $24,707,888)		18,999,635
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	1,849
		1,849
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	196
		196
United States–0.00%
†=Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	0
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	5,200
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	252
†=Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†=Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	2
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	67
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	1,342
		6,863
Total Warrants (Cost $176,378)		8,908

	Principal Amount°
ΔCONVERTIBLE BONDS–0.14%
Austria–0.03%
ams-OSRAM AG 2.13%, excercise price $2.1250 11/3/27	800,000	710,189
		710,189
France–0.01%
^Atos SE 0.00% 11/6/24	100,000	7,236
^Worldline SA 0.00% 7/30/26	134,500	135,869
		143,105
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	$2,995
		2,995
Italy–0.01%
^Nexi SpA 0.00%, excercise price $0.0100 2/24/28	200,000	193,694
		193,694
Spain–0.04%
Cellnex Telecom SA 0.75%, excercise price $0.7500 11/20/31	1,000,000	979,930
		979,930
United States–0.05%
AMC Networks, Inc. 4.25%, excercise price $4.2500 2/15/29	417,000	383,640
DISH Network Corp.
^0.00% 12/15/25	493,000	426,475
3.38%, excercise price $3.3750 8/15/26	195,000	156,459
‡Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	2,530
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	20,258
		989,362
Total Convertible Bonds (Cost $3,304,690)		3,019,275
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 8.68% (SOFR30A + 3.40%) 1/25/42	138,145	142,634
Total Agency Collateralized Mortgage Obligations (Cost $120,320)		142,634
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
•Fannie Mae-Aces Series 2018-M13 A2 3.87% 9/25/30	62,118	61,093
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.94% 5/25/29	6,250,840	171,928
X1 1.13% 10/25/30	1,706,184	84,506
XFX 1.47% 12/25/29	940,146	46,898
X1 1.52% 7/25/30	275,901	17,866
X1 1.69% 4/25/30	541,716	38,070
		Principal Amount°	Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
X1 1.81% 4/25/30		277,327	$20,514
Total Agency Commercial Mortgage-Backed Securities (Cost $455,854)			440,875
ΔAGENCY MORTGAGE-BACKED SECURITY–1.33%
United States–1.33%
Fannie Mae S.F. 30 yr TBA 3.50% 10/1/54		30,468,476	28,371,253
Total Agency Mortgage-Backed Security (Cost $28,626,085)			28,371,253
ΔCORPORATE BONDS–9.16%
Argentina–0.00%
YPF SA 9.50% 1/17/31		21,000	22,168
			22,168
Australia–0.06%
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30		100,000	101,284
Mineral Resources Ltd.
8.00% 11/1/27		100,000	102,716
8.50% 5/1/30		100,000	104,183
9.25% 10/1/28		93,000	99,025
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	944,734
			1,351,942
Austria–0.04%
ams-OSRAM AG 10.50% 3/30/29	EUR	699,000	805,138
			805,138
Belgium–0.02%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	132,675
Azelis Finance NV 4.75% 9/25/29	EUR	128,000	144,913
μKBC Group NV 1.25% 9/21/27	GBP	100,000	124,623
			402,211
Brazil–0.00%
@Samarco Mineracao SA 9.00% 6/30/31		16,091	15,076
Suzano Austria GmbH 3.13% 1/15/32		45,000	39,106
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Brazil (continued)
Vale Overseas Ltd. 6.40% 6/28/54		12,000	$12,641
			66,823
Canada–0.12%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		200,000	184,428
Air Canada 3.88% 8/15/26		91,000	88,615
Bausch & Lomb Corp. 8.38% 10/1/28		45,000	47,588
Bombardier, Inc.
7.50% 2/1/29		100,000	105,809
8.75% 11/15/30		100,000	109,808
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30		185,000	174,158
6.25% 9/15/27		100,000	99,850
First Quantum Minerals Ltd.
6.88% 10/15/27		490,000	484,458
9.38% 3/1/29		200,000	211,989
GFL Environmental, Inc.
4.00% 8/1/28		100,000	96,039
4.38% 8/15/29		348,000	333,562
6.75% 1/15/31		100,000	104,883
Mercer International, Inc. 5.13% 2/1/29		179,000	152,717
Methanex Corp. 5.13% 10/15/27		100,000	98,951
Parkland Corp. 4.50% 10/1/29		100,000	94,678
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	127,781
Videotron Ltd. 5.13% 4/15/27		100,000	99,668
			2,614,982
Cayman Islands–0.09%
Seagate HDD Cayman
8.25% 12/15/29		646,000	701,270
8.50% 7/15/31		362,000	395,047
9.63% 12/1/32		660,000	766,352
			1,862,669
Chile–0.01%
‡Kenbourne Invest SA 6.88% 11/26/24		200,000	122,000
			122,000
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	3,495
11.75% 4/17/22		204,000	3,576
			7,071
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Colombia–0.00%
Ecopetrol SA
8.38% 1/19/36		21,000	$21,472
8.88% 1/13/33		22,000	23,592
			45,064
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	219,060
			219,060
France–0.56%
μAccor SA 4.88% 6/6/30	EUR	100,000	112,551
Afflelou SAS 6.00% 7/25/29	EUR	324,000	370,705
μAlstom SA 5.87% 5/29/29	EUR	100,000	114,906
Altice France SA 5.88% 2/1/27	EUR	261,000	227,610
Atos SE
1.00% 11/12/29	EUR	100,000	8,571
1.75% 5/7/25	EUR	200,000	18,603
2.50% 11/7/28	EUR	200,000	16,081
•Bertrand Franchise Finance SAS 7.49% (EURIBOR03M + 3.75%) 7/18/30	EUR	359,000	402,468
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	121,904
μ 2.13% 1/23/27	EUR	400,000	438,992
3.38% 1/23/26	GBP	100,000	131,079
BPCE SA 4.50% 3/15/25		313,000	311,355
Constellium SE 5.38% 8/15/32	EUR	266,000	304,685
μElectricite de France SA
3.38% 6/15/30	EUR	200,000	202,838
5.13% 9/17/29	EUR	200,000	223,642
6.00% 1/29/26	GBP	100,000	132,993
7.38% 6/17/35	GBP	200,000	273,142
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,466,310
Goldstory SAS
6.75% 2/1/30	EUR	608,000	692,307
• 7.63% (EURIBOR03M + 4.00%) 2/1/30	EUR	446,000	497,048
Iliad Holding SASU
5.13% 10/15/26	EUR	171,000	192,432
5.63% 10/15/28	EUR	1,289,000	1,459,960
6.50% 10/15/26		200,000	202,180
6.88% 4/15/31	EUR	102,000	120,638
7.00% 10/15/28		400,000	406,927
8.50% 4/15/31		200,000	215,121
Loxam SAS
5.75% 7/15/27	EUR	479,000	532,521
6.38% 5/31/29	EUR	708,000	823,575
•Nova Alexandre III SAS 8.94% (EURIBOR03M + 5.25%) 7/15/29	EUR	317,000	345,811
Paprec Holding SA 7.25% 11/17/29	EUR	516,000	610,169
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
Picard Groupe SAS 6.38% 7/1/29	EUR	191,000	$218,873
μRCI Banque SA 5.50% 10/9/34	EUR	500,000	568,485
Societe Generale SA 1.88% 10/3/24	GBP	100,000	133,682
			11,898,164
Germany–0.49%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	906,000	953,348
ADLER Real Estate GmbH 3.00% 4/27/26	EUR	200,000	212,001
•APCOA Group GmbH 7.38% (EURIBOR03M + 4.13%) 4/15/31	EUR	262,000	291,718
•APCOA Holdings GmbH 8.69% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	1,032,838
μBayer AG
5.38% 3/25/82	EUR	100,000	110,354
6.63% 9/25/83	EUR	100,000	115,963
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	207,224
6.50% 10/9/29	EUR	400,000	451,845
7.88% 10/9/31	EUR	200,000	237,684
μDeutsche Bank AG
4.50% 11/30/26	EUR	400,000	409,361
4.79% 4/30/25		400,000	387,800
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	145,614
@IHO Verwaltungs GmbH
3.75% 9/15/26	EUR	479,000	531,732
3.88% 5/15/27	EUR	178,000	197,150
8.75% 5/15/28	EUR	477,216	557,922
Mahle GmbH 6.50% 5/2/31	EUR	574,000	620,418
PCF GmbH
4.75% 4/15/29	EUR	101,000	96,801
• 8.44% (EURIBOR03M + 4.75%) 4/15/29	EUR	145,440	140,170
•PrestigeBidCo GmbH 7.46% (EURIBOR03M + 3.75%) 7/1/29	EUR	149,000	167,932
ProGroup AG
5.13% 4/15/29	EUR	168,000	183,039
5.38% 4/15/31	EUR	216,000	234,208
@Tele Columbus AG 10.00% 1/1/29	EUR	612,654	537,056
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	395,100	438,706
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,344,508
TUI Cruises GmbH 6.25% 4/15/29	EUR	389,000	455,731
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Volkswagen Financial Services Overseas AG 0.88% 1/31/28	EUR	444,000	$456,366
			10,517,489
Greece–0.02%
Danaos Corp. 8.50% 3/1/28		100,000	102,933
μNational Bank of Greece SA 5.88% 6/28/35	EUR	273,000	316,481
			419,414
Hong Kong–0.12%
μAIA Group Ltd. 2.70% 4/7/26		238,000	229,863
FWD Group Holdings Ltd. 8.40% 4/5/29		1,679,000	1,767,114
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	179,223
Melco Resorts Finance Ltd. 5.63% 7/17/27		200,000	194,643
Studio City Finance Ltd. 5.00% 1/15/29		274,000	251,880
			2,622,723
India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	193,792
			193,792
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	246,800
Pertamina Persero PT 3.65% 7/30/29		256,000	246,195
			492,995
Ireland–0.04%
Adient Global Holdings Ltd. 8.25% 4/15/31		100,000	106,100
μBank of Ireland Group PLC 6.00% 9/1/25	EUR	324,000	363,437
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	227,325
Perrigo Finance Unlimited Co. 5.38% 9/30/32	EUR	114,000	129,120
			825,982
Israel–0.04%
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	106,000	132,436
7.88% 9/15/31	EUR	506,000	667,434
			799,870
Italy–0.32%
μA2A SpA 5.00% 6/11/29	EUR	225,000	255,455
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
Bubbles Bidco SpA
6.50% 9/30/31	EUR	256,000	$285,143
• 7.53% (EURIBOR03M + 4.25%) 9/30/31	EUR	251,000	278,702
•Duomo Bidco SpA 7.80% (EURIBOR03M + 4.13%) 7/15/31	EUR	332,000	373,076
Fiber Bidco SpA 6.13% 6/15/31	EUR	246,000	272,466
Fiber Midco SpA 10.00% 6/15/29	EUR	217,000	248,240
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	396,000	439,749
•IMA Industria Macchine Automatiche SpA 7.44% (EURIBOR03M + 3.75%) 4/15/29	EUR	385,000	433,427
φImmobiliare Grande Distribuzione SIIQ SpA 6.25% 5/17/27	EUR	671,360	771,794
μIntesa Sanpaolo SpA 4.20% 6/1/32		300,000	267,369
Lottomatica SpA
5.38% 6/1/30	EUR	102,000	117,570
• 6.76% (EURIBOR03M + 3.25%) 6/1/31	EUR	155,000	173,841
Marcolin SpA 6.13% 11/15/26	EUR	593,000	661,748
Rekeep SpA 7.25% 2/1/26	EUR	366,000	380,833
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	1,099,442
μSnam SpA 4.50% 9/10/29	EUR	100,000	112,484
•TeamSystem SpA 7.13% (EURIBOR03M + 3.50%) 7/31/31	EUR	241,000	269,433
μUniCredit SpA 5.46% 6/30/35		200,000	196,781
UnipolSai Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	113,624
			6,751,177
Japan–0.11%
μMitsubishi UFJ Financial Group, Inc. 0.96% 10/11/25		200,000	199,752
Nissan Motor Co. Ltd. 2.65% 3/17/26	EUR	244,000	268,325
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	104,347
5.38% 1/8/29	EUR	583,000	660,323
5.75% 7/8/32	EUR	581,000	656,499
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	431,937
			2,321,183
Jersey–0.24%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	793,181	1,059,648
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Jersey (continued)
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	$324,803
=^TER Finance Jersey Ltd. 0.00% 1/2/25		3,854,000	3,763,046
			5,147,497
Kuwait–0.01%
MEGlobal BV 4.25% 11/3/26		200,000	197,389
			197,389
Luxembourg–0.44%
μAroundtown Finance SARL 7.13% 1/16/30	EUR	304,000	314,710
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	755,505
Cidron Aida Finco SARL 6.25% 4/1/28	GBP	442,000	560,942
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	565,777
CK Hutchison Group Telecom Finance SA 2.63% 10/17/34	GBP	945,000	932,564
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		431,000	417,094
Dana Financing Luxembourg SARL
3.00% 7/15/29	EUR	128,000	125,442
8.50% 7/15/31	EUR	479,000	567,579
EIG Pearl Holdings SARL 3.55% 8/31/36		206,000	183,312
Herens Holdco SARL 4.75% 5/15/28		203,000	177,173
Herens Midco SARL 5.25% 5/15/29	EUR	949,000	789,918
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	501,657
Intelsat Jackson Holdings SA 6.50% 3/15/30		356,000	340,612
Kleopatra Finco SARL 4.25% 3/1/26	EUR	228,000	238,050
•Lion/Polaris Lux 4 SA 6.95% (EURIBOR03M + 3.63%) 7/1/29	EUR	182,000	203,606
Lune Holdings SARL 5.63% 11/15/28	EUR	100,000	97,580
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,432,000	1,574,232
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	248,921
=•Opus-Chartered Issuances SA 2.50% 7/4/25	EUR	135,000	151,027
Rossini SARL
6.75% 12/31/29	EUR	162,000	189,617
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Rossini SARL (continued)
• 7.22% (EURIBOR03M + 3.88%) 12/31/29	EUR	229,000	$257,084
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		200,000	195,500
			9,387,902
Macau–0.02%
MGM China Holdings Ltd. 4.75% 2/1/27		400,000	388,851
			388,851
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	91,068
9.50% 6/1/28		100,000	97,739
			188,807
Mexico–0.03%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	196,520
Braskem Idesa SAPI 6.99% 2/20/32		200,000	157,651
Petroleos Mexicanos
5.95% 1/28/31		62,000	53,660
6.70% 2/16/32		36,000	32,276
8.75% 6/2/29		55,093	55,776
10.00% 2/7/33		16,000	16,953
Trust Fibra Uno 4.87% 1/15/30		200,000	185,429
			698,265
Mult–0.08%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,752,388
			1,752,388
Netherlands–0.38%
μABN AMRO Bank NV 6.38% 9/22/34	EUR	200,000	225,969
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	114,398
6.25% 2/15/29	EUR	708,000	818,160
μBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	200,195
Citycon Treasury BV 2.38% 1/15/27	EUR	174,000	186,855
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	124,174
Global Switch Finance BV 1.38% 10/7/30	EUR	360,000	367,718
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Goodyear Europe BV 2.75% 8/15/28	EUR	180,000	$181,340
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	387,797
1.38% 3/3/27	EUR	359,000	369,733
ING Groep NV
3.00% 2/18/26	GBP	100,000	130,445
μ 3.88% 5/16/27		400,000	360,601
μ 7.25% 11/16/34		325,000	335,595
Minejesa Capital BV 4.63% 8/10/30		175,358	172,742
Nobian Finance BV 3.63% 7/15/26	EUR	579,000	638,101
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	576,790
Sigma Holdco BV 5.75% 5/15/26	EUR	242,612	267,362
Sunrise FinCo I BV 4.88% 7/15/31		410,000	387,934
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	248,199
3.75% 5/9/27	EUR	465,000	514,058
•United Group BV 7.79% (EURIBOR03M + 4.25%) 2/15/31	EUR	478,000	531,753
VZ Secured Financing BV 5.00% 1/15/32		200,000	184,049
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	729,113
			8,053,081
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	157,998
			157,998
Peru–0.00%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	58,939
Volcan Cia Minera SAA 8.75% 1/24/30		22,000	18,979
			77,918
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	334,784
			334,784
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	193,081
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Republic of Korea (continued)
LG Electronics, Inc. 5.63% 4/24/27		200,000	$205,520
			398,601
Singapore–0.01%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	217,219
			217,219
Spain–0.08%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	228,474
8.38% 6/21/28	EUR	200,000	242,789
μBanco de Credito Social Cooperativo SA 4.13% 9/3/30	EUR	100,000	112,772
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	262,119
μBankinter SA 7.38% 8/15/28	EUR	200,000	233,516
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	223,743
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	230,134
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	178,788
			1,712,335
Sweden–0.09%
Intrum AB 3.00% 9/15/27	EUR	406,000	341,214
μSwedbank AB 1.38% 12/8/27	GBP	100,000	124,580
Verisure Holding AB
3.25% 2/15/27	EUR	324,000	353,880
9.25% 10/15/27	EUR	459,000	535,844
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	668,404
			2,023,922
Switzerland–0.05%
μUBS Group AG
2.19% 6/5/26		338,000	331,777
4.49% 5/12/26		200,000	199,417
6.85% 9/10/29		525,000	531,251
			1,062,445
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	192,307
			192,307
United Arab Emirates–0.04%
μDP World Salaam 6.00% 10/1/25		200,000	199,760
Shelf Drilling Holdings Ltd. 9.63% 4/15/29		668,000	616,117
			815,877
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom–1.28%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	$565,341
Amber Finco PLC 6.63% 7/15/29	EUR	341,000	397,140
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,606,000	1,812,299
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	461,000	613,530
Barclays PLC 3.25% 2/12/27	GBP	100,000	128,666
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,108,000	1,407,407
6.13% 11/30/28	GBP	153,000	194,344
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	887,000	868,880
Bellis Finco PLC 4.00% 2/16/27	GBP	729,000	900,808
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	178,071
Boparan Finance PLC 7.63% 11/30/25	GBP	1,266,000	1,665,075
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	553,200
μCentrica PLC 6.50% 5/21/55	GBP	125,000	171,338
Deuce Finco PLC
5.50% 6/15/27	GBP	656,000	860,704
5.50% 6/15/27	GBP	945,000	1,239,887
eG Global Finance PLC 12.00% 11/30/28		487,000	543,522
μHSBC Holdings PLC 4.75% 7/4/29	EUR	341,000	370,578
INEOS Quattro Finance 2 PLC 8.50% 3/15/29	EUR	251,000	295,780
Informa PLC 3.13% 7/5/26	GBP	100,000	129,389
Kane Bidco Ltd. 6.50% 2/15/27	GBP	616,000	811,504
Lloyds Banking Group PLC 2.25% 10/16/24	GBP	100,000	133,520
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	306,067
5.50% 11/4/27	GBP	626,000	788,920
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	1,087,410
μMobico Group PLC 4.25% 11/26/25	GBP	177,000	214,846
National Grid PLC 0.16% 1/20/28	EUR	564,000	572,101
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	258,227
7.50% 12/20/30	GBP	200,000	268,727
μNatWest Group PLC 3.13% 3/28/27	GBP	100,000	130,076
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Pinewood Finco PLC 6.00% 3/27/30	GBP	764,000	$1,024,279
Punch Finance PLC 6.13% 6/30/26	GBP	1,496,000	1,980,077
Stonegate Pub Co. Financing PLC
• 10.17% (EURIBOR03M + 6.63%) 7/31/29	EUR	139,000	157,861
10.75% 7/31/29	GBP	202,000	279,179
Thames Water Utilities Finance PLC 4.00% 6/19/25	GBP	400,000	411,593
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	234,000	321,863
Virgin Media Finance PLC 5.00% 7/15/30		200,000	175,905
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	707,000	817,619
4.25% 1/15/30	GBP	575,000	678,419
4.50% 8/15/30		200,000	177,908
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	1,123,000	1,387,064
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	472,000	544,272
μVodafone Group PLC
4.13% 6/4/81		67,000	60,734
8.00% 8/30/86	GBP	709,000	1,040,346
Zegona Finance PLC
6.75% 7/15/29	EUR	257,000	298,595
8.63% 7/15/29		540,000	576,450
			27,399,521
United States–4.26%
Adient Global Holdings Ltd. 4.88% 8/15/26		400,000	396,302
Affinity Interactive 6.88% 12/15/27		168,000	144,429
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26		100,000	96,697
6.50% 2/15/28		100,000	101,820
Alexander Funding Trust II 7.47% 7/31/28		145,000	156,667
Allegiant Travel Co. 7.25% 8/15/27		252,000	249,856
Allied Universal Holdco LLC 7.88% 2/15/31		200,000	204,297
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75% 7/15/27		188,000	188,404
Allison Transmission, Inc. 4.75% 10/1/27		100,000	98,391
AMC Networks, Inc.
4.25% 2/15/29		570,000	412,247
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
AMC Networks, Inc. (continued)
10.25% 1/15/29		317,000	$325,765
Amentum Escrow Corp. 7.25% 8/1/32		119,000	124,192
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26		43,750	43,625
5.75% 4/20/29		100,000	99,834
American Axle & Manufacturing, Inc. 5.00% 10/1/29		237,000	217,597
American Tower Corp. 0.45% 1/15/27	EUR	983,000	1,034,557
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	105,013
Amgen, Inc.
5.25% 3/2/25		611,000	611,867
5.50% 12/7/26	GBP	100,000	136,168
5.51% 3/2/26		1,019,000	1,019,356
Amkor Technology, Inc. 6.63% 9/15/27		190,000	191,323
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63% 2/1/32		100,000	103,499
Aramark Services, Inc. 5.00% 2/1/28		100,000	99,678
Archrock Partners LP/Archrock Partners Finance Corp. 6.25% 4/1/28		100,000	100,497
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		2,125,000	1,915,571
Ares Capital Corp.
2.15% 7/15/26		27,000	25,657
3.88% 1/15/26		203,000	200,043
Asbury Automotive Group, Inc. 4.50% 3/1/28		100,000	97,346
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25% 12/31/28		100,000	102,447
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	195,913
3.55% 9/15/55		530,000	387,660
5.50% 3/15/27	GBP	50,000	67,886
Avantor Funding, Inc. 3.88% 11/1/29		100,000	94,617
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,048
Avient Corp. 7.13% 8/1/30		100,000	104,264
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00% 2/15/31		100,000	$102,272
Ball Corp. 6.00% 6/15/29		100,000	103,491
μBank of America Corp.
1.95% 10/27/26	EUR	399,000	438,830
3.37% 1/23/26		620,000	616,540
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	101,944
Berry Global, Inc. 1.57% 1/15/26		730,000	702,456
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29		300,000	303,932
Block, Inc. 2.75% 6/1/26		100,000	96,951
Boyd Gaming Corp.
4.75% 12/1/27		100,000	98,868
4.75% 6/15/31		187,000	178,556
Brand Industrial Services, Inc. 10.38% 8/1/30		178,000	190,611
Buckeye Partners LP 4.50% 3/1/28		100,000	96,981
Builders FirstSource, Inc. 4.25% 2/1/32		100,000	92,432
Caesars Entertainment, Inc. 8.13% 7/1/27		328,000	334,754
California Resources Corp. 8.25% 6/15/29		266,000	271,075
Calpine Corp.
4.63% 2/1/29		100,000	96,584
5.00% 2/1/31		161,000	155,886
5.13% 3/15/28		252,000	248,495
5.25% 6/1/26		100,000	99,607
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		562,000	552,364
Catalent Pharma Solutions, Inc. 5.00% 7/15/27		288,000	286,574
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31		200,000	176,346
4.50% 5/1/32		200,000	172,931
5.13% 5/1/27		100,000	98,422
5.38% 6/1/29		100,000	96,369
6.38% 9/1/29		100,000	100,119
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		222,000	230,899
Charles River Laboratories International, Inc. 3.75% 3/15/29		100,000	94,128
Chemours Co.
4.63% 11/15/29		134,000	119,999
5.75% 11/15/28		100,000	94,991
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Chesapeake Energy Corp. 6.75% 4/15/29		100,000	$101,874
Churchill Downs, Inc. 6.75% 5/1/31		205,000	211,695
Cinemark USA, Inc. 7.00% 8/1/32		208,000	217,143
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	437,261
μ 1.28% 11/3/25		683,000	680,353
1.75% 10/23/26	GBP	100,000	126,297
μ 4.15% 11/15/26		94,000	90,254
μCitizens Bank NA 6.06% 10/24/25		250,000	249,996
Civitas Resources, Inc. 8.38% 7/1/28		296,000	307,683
Clarios Global LP/Clarios U.S. Finance Co. 6.25% 5/15/26		100,000	99,964
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		100,000	98,311
9.00% 9/15/28		100,000	106,312
Cleveland-Cliffs, Inc. 7.00% 3/15/32		100,000	101,099
Cloud Software Group, Inc.
6.50% 3/31/29		692,000	688,517
8.25% 6/30/32		206,000	215,332
9.00% 9/30/29		233,000	237,103
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		285,000	289,401
CNX Resources Corp. 7.25% 3/1/32		100,000	105,016
Coca-Cola Co. 5.20% 1/14/55		1,411,000	1,480,416
Comcast Corp. 0.25% 9/14/29	EUR	234,000	228,796
CommScope Technologies LLC 6.00% 6/15/25		289,000	279,608
Comstock Resources, Inc.
6.75% 3/1/29		200,000	195,260
6.75% 3/1/29		100,000	97,324
Coty, Inc.
3.88% 4/15/26	EUR	1,152,000	1,280,809
5.00% 4/15/26		100,000	99,567
5.75% 9/15/28	EUR	152,000	176,576
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 2/1/26		100,000	99,648
CrownRock LP/CrownRock Finance, Inc. 5.00% 5/1/29		100,000	101,178
CSC Holdings LLC
5.50% 4/15/27		400,000	351,781
11.25% 5/15/28		200,000	193,063
11.75% 1/31/29		363,000	350,873
Dana, Inc. 4.25% 9/1/30		100,000	89,789
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Darling Ingredients, Inc. 5.25% 4/15/27		100,000	$99,470
Delta Air Lines, Inc. 7.38% 1/15/26		100,000	102,877
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27		100,000	98,183
DISH DBS Corp. 5.88% 11/15/24		691,000	687,000
DT Midstream, Inc. 4.13% 6/15/29		100,000	95,654
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	437,578
Edgewell Personal Care Co. 4.13% 4/1/29		100,000	94,599
μEdison International 7.88% 6/15/54		175,000	183,824
Eli Lilly & Co. 5.05% 8/14/54		300,000	307,399
Encompass Health Corp.
4.50% 2/1/28		141,000	138,395
4.75% 2/1/30		280,000	273,678
Energizer Holdings, Inc. 4.75% 6/15/28		222,000	215,418
EnLink Midstream LLC
5.63% 1/15/28		100,000	102,356
6.50% 9/1/30		100,000	107,819
EnLink Midstream Partners LP 4.85% 7/15/26		100,000	100,091
Entegris, Inc. 4.75% 4/15/29		200,000	197,090
EQM Midstream Partners LP
6.00% 7/1/25		100,000	100,141
6.50% 7/1/27		100,000	103,010
7.50% 6/1/27		90,000	92,634
7.50% 6/1/30		95,000	104,332
EquipmentShare.com, Inc. 8.63% 5/15/32		176,000	184,641
Esab Corp. 6.25% 4/15/29		250,000	256,765
=Exo Imaging, Inc. 8.00% 7/29/25		29,381	117,230
Fair Isaac Corp. 5.25% 5/15/26		100,000	99,985
Ferrellgas LP/Ferrellgas Finance Corp. 5.88% 4/1/29		304,000	284,480
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	447,373
FirstEnergy Corp. 3.90% 7/15/27		100,000	98,961
Ford Motor Credit Co. LLC 4.87% 8/3/27	EUR	271,000	311,541
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	218,476
Freedom Mortgage Holdings LLC
9.13% 5/15/31		100,000	102,811
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Freedom Mortgage Holdings LLC (continued)
9.25% 2/1/29		100,000	$103,945
Frontier Communications Holdings LLC
5.00% 5/1/28		100,000	99,098
6.75% 5/1/29		235,000	236,656
8.63% 3/15/31		785,000	846,301
8.75% 5/15/30		1,200,000	1,278,797
Frontier Florida LLC 6.86% 2/1/28		874,000	905,723
Frontier North, Inc. 6.73% 2/15/28		354,000	364,667
Full House Resorts, Inc. 8.25% 2/15/28		27,000	27,040
GCI LLC 4.75% 10/15/28		146,000	140,203
Gen Digital, Inc. 6.75% 9/30/27		100,000	102,747
General Mills, Inc.
0.13% 11/15/25	EUR	659,000	710,021
0.45% 1/15/26	EUR	520,000	559,078
General Motors Financial Co., Inc. 4.30% 2/15/29	EUR	280,000	321,174
Gilead Sciences, Inc. 5.55% 10/15/53		501,000	537,795
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	228,979
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	466,359
0.88% 5/9/29	EUR	437,000	441,551
7.25% 4/10/28	GBP	50,000	72,158
Goodyear Tire & Rubber Co.
4.88% 3/15/27		100,000	97,668
5.00% 5/31/26		100,000	98,465
5.00% 7/15/29		100,000	91,973
GoTo Group, Inc.
5.50% 5/1/28		287,700	221,362
5.50% 5/1/28		346,379	104,809
Gray Television, Inc. 7.00% 5/15/27		200,000	196,581
H&E Equipment Services, Inc. 3.88% 12/15/28		235,000	220,628
Hanesbrands, Inc. 9.00% 2/15/31		100,000	107,940
HCA, Inc.
5.25% 6/15/26		330,000	332,429
5.95% 9/15/54		820,000	861,417
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	704,374
Hertz Corp. 5.00% 12/1/29		100,000	66,063
Hess Midstream Operations LP 5.63% 2/15/26		100,000	100,008
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38% 11/1/33		100,000	$107,810
Hilton Domestic Operating Co., Inc. 5.75% 5/1/28		200,000	200,877
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88% 7/1/31		107,000	97,119
5.00% 6/1/29		100,000	95,005
Hologic, Inc. 4.63% 2/1/28		100,000	98,113
Home Depot, Inc. 2.38% 3/15/51		861,000	540,474
Hyatt Hotels Corp. 5.38% 4/23/25		331,000	331,538
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	431,467
IQVIA, Inc. 5.00% 10/15/26		200,000	199,450
Iron Mountain, Inc.
4.50% 2/15/31		100,000	94,860
5.25% 3/15/28		100,000	99,598
7.00% 2/15/29		100,000	104,231
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	100,000	130,502
1.09% 3/11/27	EUR	415,000	450,051
Kronos International, Inc. 9.50% 3/15/29	EUR	100,000	121,053
LABL, Inc. 5.88% 11/1/28		182,000	170,451
Lamar Media Corp. 4.88% 1/15/29		273,000	269,684
Lamb Weston Holdings, Inc. 4.13% 1/31/30		100,000	93,796
Las Vegas Sands Corp. 2.90% 6/25/25		200,000	196,519
Level 3 Financing, Inc.
4.63% 9/15/27		237,000	208,742
10.00% 10/15/32		1,117,200	1,067,066
11.00% 11/15/29		276,670	306,433
Light & Wonder International, Inc. 7.25% 11/15/29		210,000	217,271
Lions Gate Capital Holdings 1, Inc. 5.50% 4/15/29		1,881,000	1,688,603
Lithia Motors, Inc. 4.38% 1/15/31		100,000	93,055
Live Nation Entertainment, Inc. 6.50% 5/15/27		100,000	101,999
Lowe's Cos., Inc. 5.63% 4/15/53		516,000	537,088
Macy's Retail Holdings LLC 5.88% 4/1/29		100,000	98,700
Match Group Holdings II LLC 4.63% 6/1/28		100,000	97,228
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27		252,000	$260,361
Medline Borrower LP
3.88% 4/1/29		200,000	189,353
5.25% 10/1/29		100,000	98,118
Meta Platforms, Inc. 5.40% 8/15/54		895,000	937,651
MGM Resorts International 5.75% 6/15/25		100,000	100,340
μMorgan Stanley
0.86% 10/21/25		142,000	141,626
1.16% 10/21/25		275,000	274,442
1.34% 10/23/26	EUR	506,000	552,949
Murphy Oil Corp. 5.88% 12/1/27		100,000	101,220
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	335,150
Nationstar Mortgage Holdings, Inc.
5.00% 2/1/26		161,000	160,219
5.50% 8/15/28		106,000	104,932
5.75% 11/15/31		183,000	179,261
NCL Corp. Ltd.
8.13% 1/15/29		100,000	106,920
8.38% 2/1/28		200,000	210,029
NCR Atleos Corp. 9.50% 4/1/29		681,000	749,692
NCR Voyix Corp. 5.00% 10/1/28		200,000	196,301
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	855,147
Newell Brands, Inc. 5.70% 4/1/26		100,000	100,245
Nexstar Media, Inc.
4.75% 11/1/28		200,000	191,089
5.63% 7/15/27		100,000	99,053
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13% 2/15/29		213,000	218,399
Nordstrom, Inc. 4.25% 8/1/31		100,000	88,081
Northern Oil & Gas, Inc. 8.13% 3/1/28		198,000	199,436
Novelis Corp. 3.88% 8/15/31		100,000	91,416
NRG Energy, Inc. 3.38% 2/15/29		100,000	93,219
NuStar Logistics LP 5.75% 10/1/25		100,000	100,154
Olin Corp. 5.63% 8/1/29		100,000	100,236
Olympus Water U.S. Holding Corp.
4.25% 10/1/28		242,000	231,084
9.75% 11/15/28		232,000	247,604
ONEOK Partners LP 4.90% 3/15/25		1,007,000	1,006,064
Open Text Holdings, Inc. 4.13% 12/1/31		100,000	91,898
Oracle Corp. 5.55% 2/6/53		907,000	928,179
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13% 4/30/31		300,000	$282,636
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29		100,000	95,215
4.63% 3/15/30		166,000	157,732
5.00% 8/15/27		100,000	99,430
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31		206,000	211,630
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38% 10/15/28		220,000	210,725
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27		100,000	96,156
Paramount Global
μ 6.38% 3/30/62		663,000	613,266
7.88% 7/30/30		601,000	656,407
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 5.88% 10/1/28		100,000	99,839
PBF Holding Co. LLC/PBF Finance Corp. 7.88% 9/15/30		100,000	103,011
PECO Energy Co. 5.25% 9/15/54		129,000	133,320
PennyMac Financial Services, Inc. 7.88% 12/15/29		100,000	106,632
Performance Food Group, Inc. 4.25% 8/1/29		100,000	95,095
Permian Resources Operating LLC 8.00% 4/15/27		215,000	221,366
PG&E Corp. 5.25% 7/1/30		100,000	99,320
Pilgrim's Pride Corp.
3.50% 3/1/32		100,000	88,790
6.88% 5/15/34		100,000	110,980
Pitney Bowes, Inc. 6.88% 3/15/27		1,058,000	1,051,550
Post Holdings, Inc. 5.63% 1/15/28		38,000	38,323
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	423,372
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63% 9/1/29		100,000	74,804
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75% 4/15/26		100,000	100,456
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc. (continued)
6.25% 1/15/28		100,000	$100,027
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	315,419
Rand Parent LLC 8.50% 2/15/30		491,000	500,743
RHP Hotel Properties LP/RHP Finance Corp. 4.50% 2/15/29		100,000	96,758
RingCentral, Inc. 8.50% 8/15/30		970,000	1,037,752
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63% 3/1/29		100,000	94,028
Rockies Express Pipeline LLC 4.95% 7/15/29		100,000	95,639
Sabre Global, Inc.
8.63% 6/1/27		882,000	867,556
11.25% 12/15/27		733,000	760,602
SBA Communications Corp.
3.13% 2/1/29		100,000	92,429
3.88% 2/15/27		100,000	97,457
Scotts Miracle-Gro Co.
4.00% 4/1/31		131,000	120,016
4.38% 2/1/32		100,000	92,672
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31		100,000	105,839
Sensata Technologies, Inc. 4.38% 2/15/30		100,000	95,567
Service Corp. International 4.00% 5/15/31		100,000	92,534
Service Properties Trust
4.38% 2/15/30		286,000	216,485
4.95% 2/15/27		100,000	94,658
8.38% 6/15/29		1,242,000	1,240,604
8.88% 6/15/32		1,352,000	1,291,453
Sirius XM Radio, Inc.
3.13% 9/1/26		100,000	96,616
3.88% 9/1/31		100,000	87,127
4.00% 7/15/28		100,000	94,344
Six Flags Entertainment Corp. 7.25% 5/15/31		100,000	103,572
Solventum Corp. 5.40% 3/1/29		518,000	532,925
=π^Sonder Secured Notes 0.00% 1/19/27		1,388,837	1,305,507
Southwestern Energy Co. 4.75% 2/1/32		100,000	95,662
Spirit AeroSystems, Inc.
9.38% 11/30/29		623,000	675,863
9.75% 11/15/30		1,541,000	1,718,215
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25		60,625	$60,466
Standard Industries, Inc. 4.38% 7/15/30		100,000	94,650
Starwood Property Trust, Inc. 3.63% 7/15/26		100,000	96,562
Station Casinos LLC 4.50% 2/15/28		255,000	246,235
STL Holding Co. LLC 8.75% 2/15/29		156,000	165,954
Sunoco LP/Sunoco Finance Corp. 7.00% 9/15/28		100,000	103,637
Talen Energy Supply LLC 8.63% 6/1/30		285,000	310,599
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38% 2/15/29		100,000	101,128
Taylor Morrison Communities, Inc. 5.75% 1/15/28		100,000	101,747
TEGNA, Inc. 5.00% 9/15/29		100,000	95,245
Tempur Sealy International, Inc. 4.00% 4/15/29		100,000	93,259
Tenet Healthcare Corp. 6.75% 5/15/31		300,000	312,711
Tenneco, Inc. 8.00% 11/17/28		718,000	666,253
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		470,000	446,234
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	444,167
TransDigm, Inc.
4.63% 1/15/29		200,000	193,127
6.63% 3/1/32		200,000	208,268
Transocean, Inc. 8.25% 5/15/29		364,000	360,843
Travel & Leisure Co. 6.63% 7/31/26		100,000	101,889
U.S. Foods, Inc. 4.75% 2/15/29		100,000	97,494
United Airlines, Inc.
4.38% 4/15/26		100,000	98,395
4.63% 4/15/29		100,000	96,606
United Rentals North America, Inc.
4.88% 1/15/28		100,000	99,260
5.50% 5/15/27		100,000	100,162
United Wholesale Mortgage LLC 5.50% 11/15/25		100,000	99,814
UnitedHealth Group, Inc. 5.63% 7/15/54		505,000	541,765
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		997,000	$1,064,204
Univision Communications, Inc.
4.50% 5/1/29		100,000	89,332
8.00% 8/15/28		360,000	368,087
8.50% 7/31/31		265,000	265,592
USA Compression Partners LP/USA Compression Finance Corp. 6.88% 9/1/27		352,000	354,975
•USB Capital IX 6.58% (TSFR03M + 1.28%) 10/31/24		411,000	345,314
Venture Global Calcasieu Pass LLC 6.25% 1/15/30		100,000	104,826
μVenture Global LNG, Inc. 9.00% 9/30/29		517,000	524,046
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25		234,000	219,525
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	117,062
4.25% 10/31/30	EUR	363,000	428,233
VF Corp. 2.40% 4/23/25		110,000	108,155
Viasat, Inc.
6.50% 7/15/28		234,000	183,622
7.50% 5/30/31		177,000	121,859
VICI Properties LP/VICI Note Co., Inc.
4.50% 9/1/26		114,000	113,473
4.63% 6/15/25		141,000	140,139
Viking Cruises Ltd. 5.88% 9/15/27		100,000	99,930
Vistra Operations Co. LLC
5.63% 2/15/27		1,241,000	1,239,116
7.75% 10/15/31		540,000	581,363
Walgreens Boots Alliance, Inc. 3.45% 6/1/26		100,000	96,201
Wayfair LLC 7.25% 10/31/29		93,000	95,275
Wells Fargo & Co.
1.38% 10/26/26	EUR	415,000	447,696
1.50% 5/24/27	EUR	634,000	678,783
Western Digital Corp. 4.75% 2/15/26		100,000	99,460
Wildfire Intermediate Holdings LLC 7.50% 10/15/29		202,000	198,779
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27		100,000	100,076
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	107,890
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Xerox Holdings Corp. 5.50% 8/15/28		100,000	$85,380
Yum! Brands, Inc. 4.63% 1/31/32		100,000	95,729
Zayo Group Holdings, Inc. 4.00% 3/1/27		576,000	515,199
			90,824,625
Total Corporate Bonds (Cost $198,826,956)			195,393,649
ΔLOAN AGREEMENTS–3.63%
Belgium–0.06%
+Finco Utilitas BV 0.00% 9/26/30	EUR	1,040,000	1,158,034
			1,158,034
Canada–0.01%
•Garda World Security Corp. 8.60% (SOFR CME01M + 3.50%) 2/1/29		215,528	215,259
			215,259
Finland–0.09%
Mehilainen Yhtiot OYJ
+ 0.00% 8/5/31	EUR	143,789	159,978
• 7.35% (EURIBOR03M + 4.00%) 8/5/31	EUR	735,072	818,892
• 7.35% (EURIBOR03M + 4.00%) 8/5/31	EUR	803,580	894,057
			1,872,927
France–0.33%
•Babilou Group 7.16% (EURIBOR06M + 4.00%) 11/18/30	EUR	1,065,234	1,173,788
+HomeVI SAS 0.00% 10/31/29	EUR	1,000,000	1,085,900
+Obol France 3 SAS 0.00% 12/29/28	EUR	1,000,000	1,066,854
•Parts Europe SA 7.19% (EURIBOR03M + 3.50%) 2/3/31	EUR	1,584,700	1,766,548
+Ramsay Generale de Sante SA 0.00% 8/13/21	EUR	1,800,000	2,008,778
			7,101,868
Germany–0.32%
•Aenova Holding GmbH 7.14% (EURIBOR06M + 3.75%) 8/22/31	EUR	1,132,076	1,262,640
•Apleona Holding GmbH 7.39% (EURIBOR03M + 3.75%) 4/28/28	EUR	1,200,234	1,340,008
•Mosel Bidco SE 7.85% (EURIBOR03M + 4.50%) 9/16/30	EUR	1,614,600	1,801,784
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Germany (continued)
+Nidda Healthcare Holding AG 0.00% 2/21/30	EUR	1,439,394	$1,601,427
•TK Elevator Midco GMBH 7.59% (EURIBOR06M + 4.00%) 4/30/30	EUR	759,600	847,662
			6,853,521
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.74% (EURIBOR06M + 7.00%) 7/6/27	EUR	593,657	622,832
11.95% (SONIA + 7.00%) 7/6/27	GBP	363,464	457,992
			1,080,824
Luxembourg–0.05%
•INEOS Finance PLC 6.88% (EURIBOR01M + 3.50%) 6/23/31	EUR	1,000,000	1,107,706
			1,107,706
Netherlands–0.61%
=π•Cypher Bidco 8.34% (EURIBOR06M + 4.50%) 12/30/27	EUR	1,485,170	1,593,370
•Median BV 8.27% (EURIBOR03M + 4.93%) 10/14/27	EUR	981,818	1,083,347
•Peer Holding III BV 6.60% (EURIBOR03M + 3.25%) 7/1/31	EUR	1,400,000	1,558,549
•Pegasus BidCo BV 7.04% (EURIBOR03M + 3.50%) 7/12/29	EUR	1,333,333	1,483,457
•Unit4 NV 6.85% (EURIBOR03M + 3.50%) 6/29/28	EUR	682,733	756,419
•Upfield BV 10.95% (SONIA + 5.75%) 1/3/28	GBP	1,543,000	2,051,630
•Ziggo BV 6.44% (EURIBOR01M + 3.00%) 1/31/29	EUR	4,186,717	4,574,783
			13,101,555
Norway–0.02%
•Sector Alarm Holding AS 7.76% (EURIBOR03M + 4.25%) 6/14/29	EUR	406,916	454,376
			454,376
Spain–0.17%
•Aernnova Aerospace SAU 7.71% (EURIBOR03M + 4.00%) 2/27/30	EUR	1,302,917	1,449,732
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Spain (continued)
•Areas Worldwide SA 8.74% (EURIBOR03M + 5.00%) 12/31/29	EUR	1,219,531	$1,353,964
+Europa University Education Group SL 0.00% 6/13/21	EUR	741,599	827,748
			3,631,444
United Kingdom–0.44%
•Bellis Acquisition Co. PLC 7.80% (EURIBOR03M + 4.00%) 5/14/31	EUR	1,237,872	1,349,523
•CD&R Firefly Bidco Ltd. 11.06% (SONIA + 5.75%) 6/21/28	GBP	478,700	638,597
+Froneri Lux FinCo SARL 0.00% 9/17/31	EUR	1,000,000	1,112,103
•GVC Holdings Ltd. 6.92% (EURIBOR06M + 3.25%) 6/30/28	EUR	723,530	808,780
•INEOS Quattro Holdings U.K. Ltd. 7.88% (EURIBOR01M + 4.50%) 4/2/29	EUR	902,737	1,004,017
•Lorca Holdco Ltd. 7.20% (EURIBOR06M + 3.50%) 3/25/31	EUR	1,326,229	1,476,335
•Market Bidco Ltd. 8.29% (EURIBOR03M + 4.75%) 11/4/27	EUR	355,500	392,717
=π•Mercia A-1 7.35% (SONIA + 2.40%) 4/9/26	GBP	455,980	609,350
=π•Mercia A-2 7.35% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,857,974
=π•Mercia B-1 7.35% (SONIA + 2.40%) 4/9/26	GBP	80,087	107,025
			9,356,421
United States–1.48%
•Aimbridge Acquisition Co., Inc. 9.71% (SOFR CME01M + 4.75%) 2/2/26		1,033,250	1,008,389
•Allied Universal Holdco LLC 8.70% (SOFR CME01M + 3.75%) 5/12/28		498,715	493,623
•Altar Bidco, Inc. 10.40% (SOFR CME03M + 5.60%) 2/1/30		1,680,278	1,619,368
•Amentum Holdings, Inc. 7.11% (SOFRTE03M + 2.25%) 10/31/24		684,000	681,435
•American Auto Auction Group LLC 9.75% (SOFRTE03M + 5.00%) 12/30/27		170,371	170,904
•Arsenal AIC Parent LLC 8.10% (SOFR CME01M + 3.25%) 8/18/30		99,063	98,865
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
@•Avaya, Inc. 12.35% (SOFR CME03M + 7.50%) 8/1/28		4,490	$3,947
•Bally's Corp. 8.79% (SOFR CME03M + 3.25%) 10/2/28		500,713	476,303
•Banff Merger Sub, Inc. 7.66% (EURIBOR03M + 4.00%) 7/30/31	EUR	1,495,834	1,661,856
•Bausch & Lomb Corp. 8.27% (SOFR CME01M + 3.25%) 5/10/27		535,471	532,997
•Boost Newco Borrower LLC 7.10% (SOFR CME03M + 2.50%) 1/31/31		659,665	659,388
•Caesars Entertainment, Inc. 7.60% (SOFR CME01M + 2.75%) 2/6/31		1,024,426	1,023,146
•Charter Communications Operating LLC 7.08% (SOFR CME03M + 1.75%) 2/1/27		108,714	108,583
•Cloud Software Group, Inc. 8.60% (SOFR CME02M + 4.00%) 3/30/29		641,393	638,250
•Clydesdale Acquisition Holdings, Inc. 8.02% (SOFR CME01M + 3.18%) 4/13/29		648,177	644,502
•ConnectWise LLC 8.37% (SOFR CME03M + 3.50%) 9/29/28		430,892	429,815
•CPPIB Capital, Inc. 7.85% (SOFR CME03M + 3.25%) 8/20/31		586,000	585,754
+CSC Holdings LLC 0.00% 4/15/27		209,333	191,092
•Digital Room Holdings, Inc. 10.20% (SOFR CME01M + 5.25%) 12/21/28		354,541	342,132
•DirecTV Financing LLC 9.96% (SOFR CME01M + 5.00%) 8/2/27		226,703	226,533
•ECL Entertainment LLC 8.85% (SOFR CME01M + 4.00%) 8/31/30		1,255,458	1,258,208
•Emerald Technologies Acquisitionco, Inc. 11.20% (SOFR CME01M + 6.25%) 12/29/27		416,827	333,462
•Fertitta Entertainment LLC 8.85% (SOFR CME01M + 3.75%) 1/27/29		738,569	736,161
•First Brands Group LLC 8.64% (EURIBOR03M + 5.00%) 3/30/27		739,973	824,730
=π•Galaxy Universal LLC 11.79% (SOFR CME06M + 6.25%) 11/12/26		1,330,186	1,316,884
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•GoTo Group, Inc.
9.97% (SOFR CME01M + 4.75%) 4/28/28		480,666	$161,624
9.97% (SOFR CME01M + 4.75%) 4/28/28		589,335	483,626
=π•Green Plains Operating Co. LLC 13.60% (LIBOR03M + 8.00%) 7/20/26		874,139	886,203
+Hilton Grand Vacations Borrower LLC 0.00% 10/31/24		488,248	484,894
•Hydrofarm Holdings LLC 10.46% (SOFR CME01M + 5.50%) 10/25/28		259,578	207,662
+Icon Parent, Inc. 0.00% 9/11/31		1,410,000	1,398,833
•Indy U.S. Holdco LLC 8.13% (EURIBOR01M + 4.75%) 3/6/28	EUR	1,000,000	1,111,157
•J&J Ventures Gaming LLC 8.96% (SOFR CME01M + 4.00%) 4/26/28		401,195	399,875
•Jack Ohio Finance LLC 9.71% (SOFR CME01M + 4.75%) 10/4/28		204,463	204,377
•Level 3 Financing, Inc. 11.41% (SOFR CME01M + 6.56%) 4/15/29		165,393	168,660
•Maverick Gaming LLC
12.82% (SOFR CME03M + 7.50%) 6/3/28		190,357	180,839
12.82% (SOFR CME03M + 7.50%) 6/3/28		313,978	219,785
•McAfee LLC 8.45% (SOFR CME01M + 3.25%) 3/1/29		884,782	880,633
•Medline Borrower LP 7.60% (SOFR CME01M + 2.75%) 10/23/28		1,281,779	1,281,651
•Naked Juice LLC 10.70% (SOFR CME03M + 6.00%) 1/24/30		53,053	32,181
•NGP XI Midstream Holdings LLC 8.60% (SOFR CME03M + 4.00%) 7/25/31		305,000	304,619
=πOpenDoor 10.00% 4/1/26		530,167	519,563
•Quartz Acquireco LLC 7.35% (SOFR CME03M + 2.75%) 6/28/30		447,480	446,643
•Redstone Holdco 2 LP
10.26% (SOFR CME03M + 4.75%) 4/27/28		1,044,696	793,969
13.26% (SOFRTE01M + 7.75%) 4/27/29		742,791	538,523
•SCIH Salt Holdings, Inc. 8.76% (SOFR CME03M + 3.50%) 3/16/27		619,345	618,781
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=•Solaris Energy Infrastructure LLC 11.10% (PRIME03M + 5.00%) 9/11/29	2,269,000	$2,223,620
•Station Casinos LLC 7.10% (SOFR CME01M + 2.25%) 3/14/31	499,329	496,923
•Vaco Holdings LLC 9.95% (SOFR CME01M + 5.00%) 1/21/29	424,118	415,372
•Verifone Systems, Inc. 9.33% (SOFR CME03M + 4.00%) 8/20/25	667,435	610,149
•Veritas U.S., Inc. 9.96% (SOFR CME01M + 5.00%) 9/1/25	174,302	162,913
•Waystar Technologies, Inc. 7.60% (SOFR CME01M + 2.75%) 10/22/29	17,173	17,162
•Xerox Holdings Corp. 8.60% (SOFR CME03M + 4.00%) 11/17/29	261,800	260,426
		31,576,990
Total Loan Agreements (Cost $76,186,108)		77,510,925
ΔMUNICIPAL BONDS–0.06%
United States–0.06%
Florida Development Finance Corp. (AAF Operations Holdings) 12.00% 7/15/32	295,000	314,532
Port of Beaumont Navigation District 10.00% 7/1/26	1,000,000	1,031,500
Total Municipal Bonds (Cost $1,289,275)		1,346,032
ΔNON-AGENCY ASSET-BACKED SECURITIES–1.22%
Cayman Islands–0.07%
•Arbor Realty Commercial Real Estate Notes Ltd. 6.95% (TSFR01M + 1.85%) 5/15/37	192,785	192,724
•Greystone CRE Notes Ltd. 6.23% (TSFR01M + 1.13%) 7/15/39	342,506	341,222
•MF1 Ltd. 6.23% (TSFR01M + 1.21%) 7/16/36	161,615	160,399
•RR 28 Ltd. 6.85% (TSFR03M + 1.55%) 4/15/37	388,191	390,138
•Voya CLO Ltd. 6.58% (TSFR03M + 1.30%) 4/20/34	150,000	149,971
•Whitebox CLO I Ltd. 7.09% (TSFR03M + 1.75%) 7/24/36	250,000	250,250
		1,484,704
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland–0.18%
•AB Carval Euro CLO II-C DAC 7.28% (EURIBOR03M + 3.75%) 2/15/37	EUR	290,000	$323,008
•Arbour CLO VI DAC 6.66% (EURIBOR03M + 3.20%) 11/15/37	EUR	330,000	367,339
•Capital Four CLO VIII DAC 1.00% (3.25% minus EURIBOR03M) 10/25/37	EUR	390,000	434,128
•Harvest CLO XXXII DAC 7.30% (EURIBOR03M + 3.60%) 7/25/37	EUR	251,000	279,933
•Jubilee CLO 1.00% (3.20% minus EURIBOR03M) 1/15/39	EUR	410,000	456,391
•Palmer Square European Loan Funding DAC 6.50% (EURIBOR03M + 3.15%) 5/15/34	EUR	290,000	321,360
•Penta CLO 17 DAC 6.81% (EURIBOR03M + 3.25%) 8/15/38	EUR	274,000	305,115
•Providus CLO II DAC 1.00% (3.20% minus EURIBOR03M) 10/15/38	EUR	260,000	289,871
•Sona Fios CLO III DAC 6.41% (EURIBOR03M + 3.25%) 4/20/37	EUR	510,000	567,589
•Tikehau CLO XII DAC 6.62% (EURIBOR03M + 3.25%) 10/20/38	EUR	420,000	467,861
			3,812,595
United States–0.97%
•AccessLex Institute 5.63% (TSFR03M + 0.56%) 5/25/36		112,114	109,819
•FS Rialto Issuer LLC 7.54% (TSFR01M + 2.58%) 8/17/37		941,076	944,297
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		338,125	273,557
GreenSky Home Improvement Trust
A4 5.67% 6/25/59		1,550,000	1,573,231
B 5.87% 6/25/59		121,000	123,466
•Huntington Bank Auto Credit-Linked Notes 6.75% (SOFR30A + 1.40%) 5/20/32		693,582	694,530
Mariner Finance Issuance Trust
A 2.19% 8/21/34		34,783	34,684
A 5.13% 9/22/36		632,000	642,522
D 6.77% 9/22/36		105,000	107,333
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60		180,877	157,266
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Navient Private Education Refi Loan Trust (continued)
C 3.48% 4/15/60	811,000	$743,714
D 4.00% 4/15/60	276,000	253,200
A 5.66% 10/15/72	1,824,084	1,874,551
• A 6.51% (PRIME + 1.99%) 4/15/60	812,389	803,778
Nelnet Student Loan Trust
C 3.57% 4/20/62	690,108	584,042
D 4.93% 4/20/62	655,600	572,995
Pagaya AI Debt Selection Trust 3.00% 1/25/29	137,732	135,676
Progress Residential Trust 3.44% 5/17/26	300,515	284,188
•Ready Capital Mortgage Financing LLC 7.41% (TSFR01M + 2.55%) 10/25/39	1,094,870	1,098,971
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,597,732
Republic Finance Issuance Trust 5.91% 8/20/32	977,000	992,464
Sesac Finance LLC 5.22% 7/25/49	114,000	113,486
•SLM Private Education Loan Trust 9.96% (TSFR01M + 4.86%) 10/15/41	388,334	406,425
SMB Private Education Loan Trust
B 2.30% 1/15/53	188,184	179,537
C 2.99% 1/15/53	975,257	843,322
C 3.00% 1/15/53	63,739	56,033
D2 3.86% 1/15/53	191,311	171,537
SoFi Personal Loan Trust
R1 1.00% 11/12/30	19,306	954,625
A 2.30% 2/12/31	15,000	575,951
A 6.00% 11/12/30	1,851,762	1,885,092
A 6.06% 2/12/31	1,185,949	1,207,361
Subway Funding LLC 6.27% 7/30/54	627,000	647,516
		20,642,901
Total Non-Agency Asset-Backed Securities (Cost $26,362,483)		25,940,200
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.37%
United States–0.37%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,263,380	1,111,534
A2 2.69% 12/25/60	208,229	166,179
B1 3.73% 12/25/60	137,618	95,760
•CSMC Lion 8.54% (TSFR01M + 3.44%) 2/15/25	802,080	779,166
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	984,061	$827,649
A3A 2.50% 2/25/52	1,499,466	1,351,225
A4A 2.50% 2/25/52	672,085	476,719
=πMCM Trust 3.00% 8/25/28	558,292	364,015
=MCM Trust CMO 3.00% 8/25/28	469,795	452,410
MCR Mortgage Trust 8.73% 6/12/39	324,000	330,405
=^TVC DSCR 0.00% 2/1/51	1,175,756	1,078,991
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	408,810
•Wells Fargo Commercial Mortgage Trust 5.48% 7/15/35	316,000	318,247
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,219,658)		7,761,110
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.65%
Bermuda–0.02%
•RIAL Issuer Ltd. 7.35% (TSFR01M + 2.25%) 1/19/37	570,000	569,645
		569,645
Cayman Islands–0.04%
•MF1 Trust 8.47% (TSFR01M + 3.37%) 12/15/34	852,297	818,663
		818,663
United States–1.59%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	482,368
•Alen Mortgage Trust 8.31% (TSFR01M + 3.21%) 4/15/34	576,000	392,577
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	171,027
•Bayview Commercial Asset Trust
M1 5.48% (TSFR01M + 0.62%) 10/25/36	9,672	9,298
M6 6.02% (TSFR01M + 1.16%) 11/25/35	9,443	9,539
•BBCMS Mortgage Trust 6.42% (TSFR01M + 1.32%) 3/15/37	188,000	165,463
*•Benchmark Mortgage Trust 1.37% 2/15/54	6,145,727	331,156
•BHMS Mortgage Trust
A 6.64% (TSFR01M + 1.55%) 7/15/35	697,744	697,308
C 7.29% (TSFR01M + 2.20%) 7/15/35	287,769	284,892
•BMP 8.49% (TSFR01M + 3.39%) 6/15/41	282,000	277,884
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BSST Mortgage Trust
A 5.96% (TSFR01M + 0.86%) 4/15/36	208,261	$206,310
B 6.31% (TSFR01M + 1.21%) 4/15/36	496,548	484,397
C 6.56% (TSFR01M + 1.46%) 4/15/36	614,177	593,399
D 6.81% (TSFR01M + 1.71%) 4/15/36	753,982	724,097
E 7.31% (TSFR01M + 2.21%) 4/15/36	492,692	473,941
F 8.11% (TSFR01M + 3.01%) 4/15/36	469,551	451,927
G 9.01% (TSFR01M + 3.91%) 4/15/36	530,294	513,447
H 10.11% (TSFR01M + 5.02%) 4/15/36	379,883	368,517
BWAY Mortgage Trust 3.63% 3/10/33	487,544	431,797
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	91,238
• A 5.90% (TSFR01M + 0.80%) 10/15/38	208,931	207,278
• A 6.12% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,369,621
• A 6.49% (TSFR01M + 1.39%) 3/15/41	655,518	655,109
• A 6.64% (TSFR01M + 1.54%) 5/15/34	360,000	359,888
• B 7.36% (TSFR01M + 2.26%) 2/15/33	814,304	803,234
• F 7.46% (TSFR01M + 2.36%) 10/15/38	1,134,729	1,122,535
• G 8.01% (TSFR01M + 2.91%) 6/15/38	866,684	860,188
• F 8.01% (TSFR01M + 2.92%) 5/15/38	627,948	620,104
• G 8.46% (TSFR01M + 3.36%) 10/15/37	70,000	68,631
• C 9.46% (TSFR01M + 4.36%) 2/15/33	537,575	530,303
•BX Trust
D 4.08% 12/9/41	317,000	292,374
E 4.08% 12/9/41	1,319,000	1,181,209
A 6.54% (TSFR01M + 1.44%) 4/15/41	754,664	754,428
E 7.46% (TSFR01M + 2.36%) 1/15/34	249,318	245,268
E 7.99% (TSFR01M + 2.89%) 7/15/29	308,000	307,231
F 8.21% (TSFR01M + 3.11%) 1/15/34	383,334	379,342
F 9.03% (TSFR01M + 3.94%) 7/15/29	771,000	763,492
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•CAMB Commercial Mortgage Trust 7.54% (TSFR01M + 2.45%) 12/15/37	160,151	$159,951
•CD Mortgage Trust 3.91% 11/13/50	33,602	30,598
•COMM Mortgage Trust 9.57% (TSFR01M + 4.49%) 6/15/41	370,000	369,070
•CONE Trust 8.99% (TSFR01M + 3.89%) 8/15/41	360,000	359,102
•CSAIL Commercial Mortgage Trust 4.79% 11/15/48	68,170	64,130
CSMC Trust 2.26% 8/15/37	246,668	237,600
•DBGS Mortgage Trust
D 6.69% (TSFR01M + 1.60%) 5/15/35	187,979	185,864
F 7.39% (TSFR01M + 2.30%) 5/15/35	624,132	614,755
•ELM Trust 8.05% 6/10/39	686,000	701,708
•ELP Commercial Mortgage Trust 7.88% (TSFR01M + 2.78%) 11/15/38	648,886	644,836
•Extended Stay America Trust
D 7.46% (TSFR01M + 2.36%) 7/15/38	1,241,212	1,241,213
E 8.06% (TSFR01M + 2.96%) 7/15/38	864,304	864,305
•GS Mortgage Securities Corp. Trust
A 6.16% (TSFR01M + 1.06%) 10/15/36	163,892	162,050
A 6.51% (TSFR01M + 1.41%) 5/15/26	209,172	199,213
A 7.29% (TSFR01M + 2.19%) 8/15/39	148,848	148,894
E 8.15% (TSFR01M + 3.05%) 11/15/36	1,257,875	1,251,590
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	450,746
•Hilt Commercial Mortgage Trust 6.64% (TSFR01M + 1.54%) 5/15/37	616,000	614,846
•HILT Commercial Mortgage Trust 8.29% (TSFR01M + 3.19%) 5/15/37	726,000	720,562
Independence Plaza Trust 3.91% 7/10/35	242,000	234,939
•JP Morgan Chase Commercial Mortgage Securities Trust
C 3.56% 1/5/39	310,000	252,232
A 7.28% (TSFR01M + 2.18%) 9/15/39	194,000	193,999
E 7.91% (TSFR01M + 2.81%) 4/15/38	835,000	830,833
F 8.41% (TSFR01M + 3.31%) 4/15/38	364,000	360,594
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•JW Commercial Mortgage Trust 8.27% (TSFR01M + 3.19%) 6/15/39		260,000	$258,382
•LBA Trust 9.53% (TSFR01M + 4.44%) 6/15/26		112,000	111,718
•MHC Commercial Mortgage Trust
E 7.31% (TSFR01M + 2.22%) 4/15/38		884,424	879,486
F 7.81% (TSFR01M + 2.72%) 4/15/38		104,256	103,606
•MHP Trust 7.96% (TSFR01M + 2.86%) 7/15/38		387,313	384,168
•Morgan Stanley Capital I Trust 4.42% 7/11/40		234,000	213,654
•PKHL Commercial Mortgage Trust 8.56% (TSFR01M + 3.46%) 7/15/38		108,752	68,902
•SREIT Trust
A 5.94% (TSFR01M + 0.85%) 11/15/38		169,370	168,538
F 7.83% (TSFR01M + 2.73%) 11/15/36		420,754	417,076
F 7.84% (TSFR01M + 2.74%) 11/15/38		925,877	918,940
•STWD Trust 7.14% (TSFR01M + 2.04%) 7/15/36		322,426	319,207
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	125,735
•VNDO Trust 4.03% 1/10/35		267,100	253,143
Wells Fargo Commercial Mortgage Trust
*• XA 1.64% 4/15/54		2,794,723	189,930
*• XA 1.92% 7/15/53		3,353,584	268,714
• A 3.87% 6/15/36		269,000	242,865
• AS 3.87% 5/15/48		383,992	378,307
			33,876,818
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,226,268)			35,265,126
ΔSOVEREIGN BONDS–3.51%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	192,579
			192,579
Brazil–0.25%
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	7,025,000	1,317,586
10.00% 1/1/27	BRL	22,661,000	4,085,856
			5,403,442
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	$229,900
			229,900
Colombia–0.30%
Colombia Government International Bonds
4.50% 1/28/26		396,000	391,094
8.00% 4/20/33		234,000	251,072
Colombia TES
5.75% 11/3/27	COP	8,555,400,000	1,873,270
6.00% 4/28/28	COP	17,507,500,000	3,787,761
			6,303,197
Czech Republic–0.15%
Czech Republic Government Bonds
4.50% 11/11/32	CZK	30,180,000	1,414,148
5.00% 9/30/30	CZK	35,960,000	1,720,018
			3,134,166
Dominican Republic–0.04%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	251,108
5.95% 1/25/27		230,000	232,697
10.75% 6/1/36	DOP	27,000,000	478,062
			961,867
Egypt–0.04%
Egypt Government International Bonds 8.50% 1/31/47		220,000	177,342
^Egypt Treasury Bills 0.00% 2/18/25	EGP	33,650,000	627,210
			804,552
Hungary–0.04%
Hungary Government Bonds 7.00% 10/24/35	HUF	209,590,000	623,549
Hungary Government International Bonds
5.25% 6/16/29		244,000	247,472
5.38% 9/12/33	EUR	23,000	27,610
			898,631
Indonesia–0.28%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	201,574
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	19,859,000,000	1,335,302
7.13% 6/15/38	IDR	44,028,000,000	3,021,065
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia (continued)
Indonesia Treasury Bonds (continued)
8.25% 5/15/36	IDR	18,134,000,000	$1,356,888
			5,914,829
Ireland–0.12%
Ireland Government Bonds 2.60% 10/18/34	EUR	2,304,137	2,591,754
			2,591,754
Ivory Coast–0.01%
Ivory Coast Government International Bonds 6.38% 3/3/28		200,000	199,580
			199,580
Mexico–0.29%
Mexico Bonos
7.00% 9/3/26	MXN	45,921,100	2,229,377
7.50% 5/26/33	MXN	56,643,700	2,570,312
7.75% 11/23/34	MXN	10,652,800	484,197
8.50% 3/1/29	MXN	7,579,700	375,039
Mexico Government International Bonds
2.66% 5/24/31		350,000	300,462
6.35% 2/9/35		200,000	209,593
			6,168,980
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	206,523
			206,523
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	170,757
			170,757
Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	242,395
6.75% 1/17/48		200,000	216,484
			458,879
Peru–0.15%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	244,652
Peru Government International Bonds 7.60% 8/12/39	PEN	1,970,000	577,952
Peruvian Government International Bonds
1.86% 12/1/32		45,000	36,078
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
6.95% 8/12/31	PEN	8,354,000	$2,410,263
			3,268,945
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	148,479
			148,479
Poland–0.25%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	4,147,942	972,379
4.75% 7/25/29	PLN	2,950,000	760,023
5.00% 10/25/34	PLN	3,228,000	822,304
5.75% 4/25/29	PLN	10,024,000	2,694,157
Republic of Poland Government International Bonds
4.88% 10/4/33		22,000	22,363
5.50% 4/4/53		33,000	33,761
			5,304,987
Romania–0.01%
Romania Government International Bonds
2.12% 7/16/31	EUR	31,000	28,874
2.50% 2/8/30	EUR	60,000	60,269
5.25% 11/25/27		28,000	28,217
			117,360
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	284,557
			284,557
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	172,235
			172,235
South Africa–0.35%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	26,316,261	1,363,696
8.00% 1/31/30	ZAR	58,773,211	3,282,551
8.75% 1/31/44	ZAR	28,581,969	1,385,376
9.00% 1/31/40	ZAR	20,760,552	1,051,049
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	$231,849
5.88% 4/20/32		200,000	199,275
			7,513,796
Spain–0.57%
Spain Government Bonds
2.90% 10/31/46	EUR	2,535,000	2,561,150
3.45% 10/31/34	EUR	6,417,000	7,462,326
3.45% 7/30/66	EUR	1,982,000	2,080,461
			12,103,937
Thailand–0.11%
Thailand Government Bonds 2.40% 3/17/29	THB	78,402,000	2,453,000
			2,453,000
Turkey–0.11%
Turkiye Government Bonds
26.20% 10/5/33	TRY	31,464,000	906,266
31.08% 11/8/28	TRY	10,527,000	315,833
37.00% 2/18/26	TRY	36,354,000	1,053,493
			2,275,592
Ukraine–0.00%
**πUkraine Government International Bonds
1.75% 2/1/29		57,688	33,897
1.75% 2/1/34		38,458	17,110
3.00% 2/1/30		5,252	2,315
7.75% 2/1/34		19,626	6,648
7.75% 2/1/35		16,585	7,281
7.75% 2/1/36		13,821	5,978
			73,229
United Kingdom–0.34%
United Kingdom Gilt 0.50% 10/22/61	GBP	11,798,992	4,814,601
United Kingdom Inflation-Linked Gilt 3.75% 10/22/53	GBP	2,153,294	2,496,813
			7,311,414
Uruguay–0.01%
Oriental Republic of Uruguay 5.25% 9/10/60		71,000	71,018
Uruguay Government International Bonds
5.75% 10/28/34		55,984	60,668
9.75% 7/20/33	UYU	6,083,548	143,554
			275,240
Total Sovereign Bonds (Cost $73,369,802)			74,942,407
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–2.00%
U.S. Treasury Inflation Indexed Bonds 2.13% 4/15/29	10,158,834	$10,440,458
U.S. Treasury Notes
4.00% 12/15/25	14,898,000	14,921,860
4.25% 12/31/24	9,355,000	9,344,330
4.63% 9/30/28	7,722,300	8,022,142
Total U.S. Treasury Obligations (Cost $42,137,336)		42,728,790

	Number of Shares
EXCHANGE-TRADED FUNDS–1.99%
Invesco S&P 500 Equal Weight ETF	16,526	2,960,798
iShares 0-5 Year TIPS Bond ETF	21,886	2,217,489
iShares Biotechnology ETF	15,200	2,213,120
iShares Broad USD High Yield Corporate Bond ETF	192,727	7,256,171
iShares iBoxx $ High Yield Corporate Bond ETF	61,576	4,944,553
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,301	1,244,708
iShares Latin America 40 ETF	23,763	615,699
iShares MSCI Brazil ETF	26,620	785,024
iShares MSCI China ETF	16,664	848,364
iShares MSCI Emerging Markets ETF	5,642	258,742
SPDR Blackstone Senior Loan ETF	24,781	1,034,855
SPDR® Gold Shares	36,893	8,967,213
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	3,097,479
VanEck Semiconductor ETF	23,964	5,881,964
Total Exchange-Traded Funds (Cost $39,831,817)		42,326,179
MONEY MARKET FUND–3.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	64,242,883	64,242,883
Total Money Market Fund (Cost $64,242,883)		64,242,883

Principal Amount°
SHORT-TERM INVESTMENTS–7.65%
DISCOUNTED COMMERCIAL PAPER–0.06%
≠HSBC USA, Inc. 6.61% 10/11/24	1,216,000	1,213,933
1,213,933
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS–7.59%
≠U.S. Treasury Bills
4.70% 10/17/24	9,750,000	$9,729,980
4.78% 10/29/24	13,800,000	13,745,958
4.96% 12/10/24	10,000,000	9,912,658
5.03% 12/12/24	5,000,000	4,955,300
5.07% 12/5/24	10,000,000	9,918,355
5.09% 10/8/24	5,250,000	5,244,897
5.09% 11/12/24	100,000	99,419
5.10% 11/29/24	8,000,000	7,934,877
5.13% 12/17/24	14,950,000	14,806,586
5.16% 11/21/24	9,900,000	9,829,503
5.20% 11/14/24	5,000,000	4,969,069
5.21% 10/29/24	400,000	398,413
5.22% 11/7/24	11,900,000	11,837,753
5.22% 11/14/24	3,400,000	3,378,881
5.24% 10/22/24	15,000,000	14,955,139
5.26% 10/10/24	10,000,000	9,987,132
5.27% 10/3/24	7,250,000	7,247,918
5.30% 10/8/24	10,000,000	9,989,918
5.30% 11/19/24	8,000,000	7,945,708
5.36% 11/12/24	100,000	99,419
5.36% 12/19/24	5,000,000	4,950,570
		161,937,453
Total Short-Term Investments (Cost $163,130,153)		163,151,386

	Notional Amount
OPTIONS PURCHASED–0.58%
Over-The-Counter–0.14%
Call Swaptions–0.12%
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $28,261,058 GSI	28,261,058	$248,877
10 Year Interest Rate Swap, expiration date 10/8/24, notional amount $9,414,413 MSC	9,414,413	261,312
10 Year Interest Rate Swap, expiration date 10/23/24, notional amount $21,324,170 CITI	21,324,170	771,357
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $43,538,712 JPMC	43,538,712	506,557
5 Year Interest Rate Swap, expiration date 12/17/24, notional amount EUR12,312,000 JPMC	12,312,000	60,120
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
5 Year Interest Rate Swap, expiration date 10/8/24, notional amount $13,979,605 MSC	13,979,605	$254,097
5 Year Interest Rate Swap , expiration date 12/17/24, notional amount $27,508,513 JPMC	27,508,513	573,186
		2,675,506
Put Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY5,604,705,000 DB	5,604,705,000	66
CDX.NA.HY.S42, expiration date 10/16/24, notional amount $2,545,000 BOA	2,545,000	667
CDX.NA.HY.S42, expiration date 10/16/24, notional amount $2,505,000 GSI	2,505,000	2,298
CDX.NA.HY.S43, expiration date 10/16/24, notional amount $1,910,000 BOA	1,910,000	3,247
CDX.NA.IG.S42, expiration date 10/16/24, notional amount $8,945,000 JPMC	8,945,000	1,619
CDX.NA.IG.S43, expiration date 11/20/24, notional amount $12,345,000 GSI	12,345,000	9,366
ITRAXX.XO.S41, expiration date 10/16/24, notional amount EUR11,044,000 CITI	11,044,000	9,958
ITRAXX.XO.S42, expiration date 10/16/24, notional amount EUR2,220,000 GSI	2,220,000	2,927
		30,148

	Number of Contracts

Put Options–0.01%
EUR vs USD Strike price EUR1.06, expiration date 11/12/24, notional amount EUR903,120 JPMC	852,000	343
EUR vs USD Strike price EUR1.06, expiration date 11/19/24, notional amount EUR903,120 JPMC	852,000	510
S&P 500 Index Strike price $5,400, expiration date 10/18/24, notional amount $11,934,000 UBS	2,210	19,410
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
S&P 500 Index Strike price $5,450, expiration date 11/15/24, notional amount $3,755,050 UBS	689	$30,294
USD vs TRY Strike price TRY42.5, expiration date 12/6/24, notional amount TRY24,395,000 GSI	574,000	90,312
		140,869
Barrier Options–0.00%
Call USD vs. Put EUR down and out, barrier price EUR1.01, Strike price EUR1.07, expiration date 10/7/24, notional amount EUR4,866,430 GSI	4,548,065	15
EUR vs USD, one touch, barrier price EUR1.04, Strike price EUR1.04, expiration date 12/9/24, notional amount EUR90,480 BCLY	87,000	1,542
EUR vs USD, one touch, barrier price EUR1.05, Strike price EUR1.05, expiration date 11/12/24, notional amount EUR45,150 BOA	43,000	556
EUR vs USD, one touch, barrier price EUR1.05, Strike price EUR1.05, expiration date 11/19/24, notional amount EUR45,150 BOA	43,000	789
EUR vs USD, one touch, barrier price EUR1.06, Strike price EUR1.06, expiration date 11/4/24, notional amount EUR178,883 HSBC	168,758	1,798
USD vs CNH, one touch, barrier price CNH7.65, Strike price CNH7.65, expiration date 12/9/24, notional amount CNH719,100 HSBC	94,000	618
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs TRY, one touch, barrier price TRY35.25, Strike price TRY35.25, expiration date 12/12/24, notional amount TRY2,185,500 UBS	62,000	$49,249
USD vs TRY, down and out, barrier price TRY35.50, Strike price TRY35.5, expiration date 10/30/24, notional amount TRY40,328,000 UBS	1,136,000	15,570
		70,137
Call Options–0.01%
Financial Select Sector SPDR Fund Strike price $47, expiration date 11/15/24, notional amount $3,980,900 JPMC	84,700	42,436
USD vs BRL Strike price BRL5.75, expiration date 11/12/24, notional amount BRL10,522,500 DB	1,830,000	11,590
USD vs CNH Strike price CNH7.05, expiration date 10/29/24, notional amount CNH12,351,600 SCB	1,752,000	5,864
USD vs COP Strike price COP4,200, expiration date 11/12/24, notional amount COP6,400,800,000 MSC	1,524,000	33,406
USD vs MXN Strike price MXN18.3, expiration date 10/9/24, notional amount MXN22,856,700 MSC	1,249,000	89,453
USD vs SGD Strike price SGD1.32, expiration date 11/27/24, notional amount SGD196,680 HSBC	149,000	11,771
		194,520
		3,111,180

Centrally Cleared–0.44%
Call Options–0.42%
Alphabet Strike price $170, expiration date 10/18/24, notional amount $1,666,000	98	23,912
Amazon.com Strike price $180, expiration date 10/18/24, notional amount $4,608,000	256	229,120
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com Strike price $185, expiration date 10/18/24, notional amount $3,163,500	171	$89,775
Apple Strike price $225, expiration date 10/18/24, notional amount $3,442,500	153	155,754
Apple Strike price $225, expiration date 11/15/24, notional amount $10,755,000	478	678,282
Apple Strike price $230, expiration date 10/18/24, notional amount $4,922,000	214	139,100
Apple Strike price $235, expiration date 10/18/24, notional amount $12,079,000	514	185,040
Apple Strike price $240, expiration date 10/25/24, notional amount $12,312,000	513	121,068
Bank of America Strike price $41, expiration date 12/20/24, notional amount $783,100	191	25,594
Boston Scientific Strike price $85, expiration date 11/15/24, notional amount $2,652,000	312	82,680
Broadcom Strike price $180, expiration date 10/18/24, notional amount $1,386,000	77	23,485
Capital One Financial Strike price $155, expiration date 12/20/24, notional amount $1,581,000	102	70,380
Carrier Global Strike price $85, expiration date 12/20/24, notional amount $6,273,000	738	195,570
CBOE Volatility Index Strike price $25, expiration date 10/16/24, notional amount $282,500	113	6,215
ConocoPhillips Strike price $115, expiration date 10/18/24, notional amount $5,911,000	514	9,252
Costco Wholesale Strike price $940, expiration date 12/20/24, notional amount $4,418,000	47	103,400
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
DR Horton Strike price $200, expiration date 11/15/24, notional amount $3,440,000	172	$109,392
Edwards Lifesciences Strike price $72.5, expiration date 11/15/24, notional amount $1,776,250	245	39,200
Fifth Third Bancorp Strike price $43, expiration date 11/15/24, notional amount $1,096,500	255	52,275
Fifth Third Bancorp Strike price $45, expiration date 1/17/25, notional amount $1,557,000	346	62,626
Freeport-McMoRan Strike price $55, expiration date 11/15/24, notional amount $4,559,500	829	83,729
Hewlett Packard Enterprise Strike price $22, expiration date 11/15/24, notional amount $226,600	103	5,150
Home Depot Strike price $390, expiration date 11/15/24, notional amount $1,482,000	38	90,402
Home Depot Strike price $400, expiration date 12/20/24, notional amount $2,760,000	69	144,831
Humana Strike price $395, expiration date 11/15/24, notional amount $2,054,000	52	20,280
Informatica Strike price $30, expiration date 10/18/24, notional amount $168,000	56	784
iShares China Large-Cap ETF Strike price $34, expiration date 12/20/24, notional amount $3,974,600	1,169	149,632
JPMorgan Chase & Co. Strike price $215, expiration date 11/15/24, notional amount $3,268,000	152	90,440
JPMorgan Chase & Co. Strike price $220, expiration date 10/18/24, notional amount $5,060,000	230	32,660
JPMorgan Chase & Co. Strike price $230, expiration date 10/18/24, notional amount $2,622,000	114	2,736
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
LVMH Moet Hennessy Louis Vuitton SE Strike price EUR690, expiration date 10/18/24, notional amount EUR3,381,000	49	$61,090
Mastercard Strike price $510, expiration date 11/15/24, notional amount $2,142,000	42	34,860
Meta Platforms Strike price $590, expiration date 11/15/24, notional amount $8,437,000	143	392,106
Meta Platforms Strike price $600, expiration date 12/20/24, notional amount $10,560,000	176	527,296
Micron Technology Strike price $115, expiration date 11/15/24, notional amount $6,532,000	568	158,472
Microsoft Strike price $440, expiration date 10/18/24, notional amount $3,784,000	86	32,078
NVIDIA Strike price $115, expiration date 10/18/24, notional amount $2,599,000	226	201,140
NVIDIA Strike price $120, expiration date 12/20/24, notional amount $2,736,000	228	303,696
NVIDIA Strike price $125, expiration date 10/11/24, notional amount $5,700,000	456	103,056
NVIDIA Strike price $130, expiration date 12/20/24, notional amount $1,690,000	130	116,350
Oracle Strike price $180, expiration date 11/15/24, notional amount $3,042,000	169	39,884
Paramount Global Strike price $15, expiration date 12/20/24, notional amount $133,500	89	178
Paramount Global Strike price $15, expiration date 1/17/25, notional amount $132,000	88	264
Sabre Strike price $4.5, expiration date 10/18/24, notional amount $43,200	96	192
†Sabre Strike price $5, expiration date 1/17/25, notional amount $77,500	155	2,790
Shell Strike price $67.5, expiration date 1/17/25, notional amount $4,029,750	597	137,310
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Shell PLC Strike price EUR32, expiration date 10/18/24, notional amount EUR1,219,200	381	$1,272
SPDR Gold Shares Strike price $240, expiration date 10/25/24, notional amount $10,992,000	458	283,960
SPDR Gold Shares Strike price $240, expiration date 11/15/24, notional amount $7,536,000	314	255,910
SPDR Gold Shares Strike price $245, expiration date 10/18/24, notional amount $14,430,500	589	170,810
SPDR Gold Shares Strike price $245, expiration date 11/15/24, notional amount $10,192,000	416	232,960
SPDR Gold Shares Strike price $250, expiration date 11/15/24, notional amount $13,200,000	528	192,720
SPDR Gold Shares Strike price $255, expiration date 11/15/24, notional amount $7,318,500	287	66,010
SPDR Gold Shares Strike price $255, expiration date 12/20/24, notional amount $13,464,000	528	213,312
SPDR Gold Shares Strike price $255, expiration date 1/17/25, notional amount $10,123,500	397	206,440
SPDR S&P 500 ETF Trust Strike price $575, expiration date 10/18/24, notional amount $44,102,500	767	493,948
SPDR S&P 500 ETF Trust Strike price $580, expiration date 10/25/24, notional amount $67,048,000	1,156	589,560
SPDR S&P 500 ETF Trust Strike price $580, expiration date 11/1/24, notional amount $19,836,000	342	223,326
SPDR S&P Oil & Gas Exploration & Production ETF Strike price $150, expiration date 10/18/24, notional amount $1,350,000	90	1,170
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Taiwan Semiconductor Manufacturing Strike price $175, expiration date 10/18/24, notional amount $1,487,500	85	$60,350
Tesla Strike price $275, expiration date 10/18/24, notional amount $6,325,000	230	282,900
Trane Technologies PLC Strike price $400, expiration date 11/15/24, notional amount $4,080,000	102	110,693
U.S. Treasury 10 yr Notes Strike price $116.5, expiration date 10/25/24, notional amount $1,281,500	11	1,031
U.S. Treasury 5 yr Notes Strike price $111.25, expiration date 10/25/24, notional amount $1,780,000	16	1,500
U.S. Treasury Long Bonds Strike price $126.5, expiration date 10/25/24, notional amount $1,138,500	9	4,219
Uniti Group Strike price $6, expiration date 11/15/24, notional amount $55,200	92	4,140
Uniti Group Strike price $6, expiration date 1/17/25, notional amount $73,800	123	8,610
Uniti Group Strike price $7, expiration date 11/15/24, notional amount $61,600	88	1,868
Walmart Strike price $80, expiration date 10/18/24, notional amount $2,576,000	322	60,536
Walmart Strike price $80, expiration date 11/15/24, notional amount $5,616,000	702	214,110
Walt Disney Strike price $110, expiration date 10/18/24, notional amount $2,684,000	244	1,952
Western Digital Strike price $75, expiration date 10/18/24, notional amount $855,000	114	4,446
Western Digital Strike price $82.5, expiration date 11/15/24, notional amount $511,500	62	4,092
		8,825,371
Put Options–0.02%
Alphabet Strike price $155, expiration date 10/18/24, notional amount $4,541,500	293	14,357
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
†American Airlines Group Strike price $8, expiration date 11/15/24, notional amount $80,800	101	$505
American Airlines Group Strike price $9, expiration date 11/15/24, notional amount $80,100	89	1,157
Intel Strike price $17, expiration date 12/20/24, notional amount $151,300	89	2,937
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $76, expiration date 10/18/24, notional amount $1,033,600	136	544
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $77, expiration date 10/18/24, notional amount $1,116,500	145	1,015
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $78, expiration date 10/18/24, notional amount $904,800	116	464
iShares Russell 2000 ETF Strike price $210, expiration date 10/18/24, notional amount $1,008,000	48	4,944
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Merck & Co., Inc. Strike price $110, expiration date 10/18/24, notional amount $4,048,000	368	$23,552
SPDR S&P 500 ETF Trust Strike price $545, expiration date 10/18/24, notional amount $11,118,000	204	25,296
SPDR S&P 500 ETF Trust Strike price $550, expiration date 10/18/24, notional amount $25,245,000	459	72,981
SPDR S&P 500 ETF Trust Strike price $555, expiration date 10/18/24, notional amount $4,995,000	90	18,720
SPDR S&P 500 ETF Trust Strike price $560, expiration date 11/15/24, notional amount $25,536,000	456	326,496
		492,968
		9,318,339
Total Options Purchased (Cost $12,523,059)		12,429,519

TOTAL INVESTMENTS–99.57% (Cost $1,794,435,980)	2,123,953,905

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.30)%
Over-The-Counter–(0.12)%
Call Swaptions–(0.09)%
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $(43,538,712) JPMC	(43,538,712)	$(61,481)
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $(28,261,058) GSI	(28,261,058)	(26,268)
10 Year Interest Rate Swap, expiration date 10/23/24, notional amount $(21,324,170) CITI	(21,324,170)	(52,340)
5 Year Interest Rate Swap, expiration date 12/17/24, notional amount $(27,508,513) JPMC	(27,508,513)	(247,116)
5 Year Interest Rate Swap, expiration date 10/8/24, notional amount $(13,979,605) MSC	(13,979,605)	(14,102)
10 Year Interest Rate Swap, expiration date 10/8/24, notional amount $(9,414,413) MSC	(9,414,413)	(4,991)
2 Year Interest Rate Swap, expiration date 1/16/25, notional amount $(28,076,000) GSI	(28,076,000)	(129,573)
5 Year Interest Rate Swap, expiration date 1/16/25, notional amount $(14,038,000) GSI	(14,038,000)	(100,853)
2 Year Interest Rate Swap, expiration date 1/16/25, notional amount $(26,239,252) JPMC	(26,239,252)	(121,096)
5 Year Interest Rate Swap, expiration date 1/16/25, notional amount $(13,644,000) JPMC	(13,644,000)	(98,022)
5 Year Interest Rate Swap, expiration date 1/24/25, notional amount $(16,663,325) GSI	(16,663,325)	(173,565)
5 Year Interest Rate Swap, expiration date 10/25/24, notional amount $(16,177,851) GSI	(16,177,851)	(99,901)
5 Year Interest Rate Swap, expiration date 11/6/24, notional amount $(12,612,927) CITI	(12,612,927)	(10,518)
2 Year Interest Rate Swap, expiration date 11/6/24, notional amount $(25,225,854) CITI	(25,225,854)	(20,937)
1 Year Interest Rate Swap, expiration date 2/10/25, notional amount $(74,123,000) GSI	(74,123,000)	(145,510)
5 Year Interest Rate Swap, expiration date 2/14/25, notional amount $(15,688,892) GSI	(15,688,892)	(206,197)
5 Year Interest Rate Swap, expiration date 2/20/25, notional amount $(50,388,088) DB	(50,388,088)	(234,026)
5 Year Interest Rate Swap, expiration date 11/25/24, notional amount $(23,453,964) GSI	(23,453,964)	(23,745)
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
5 Year Interest Rate Swap, expiration date 12/3/24, notional amount $(12,598,000) BOA	(12,598,000)	$(39,057)
5 Year Interest Rate Swap, expiration date 12/4/24, notional amount $(6,400,200) DB	(6,400,200)	(20,258)
2 Year Interest Rate Swap, expiration date 12/17/24, notional amount $(24,623,400) JPMC	(24,623,400)	(19,208)
CDX.NA.IG.S42, expiration date 10/16/24, notional amount $(8,945,000) JPMC	(8,945,000)	(1,910)
10 Year Interest Rate Swap, expiration date 3/25/25, notional amount $(11,860,000) JPMC	(11,860,000)	(82,482)
(1,933,156)
Put Swaptions–(0.03)%
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY(5,604,705,000) DB	(5,604,705,000)	(0)
2 Year Interest Rate Swap, expiration date 6/13/25, notional amount $(27,006,000) MSC	(27,006,000)	(13,432)
5 Year Interest Rate Swap, expiration date 6/20/25, notional amount $(14,037,718) GSI	(14,037,718)	(27,659)
5 Year Interest Rate Swap, expiration date 6/27/25, notional amount $(16,668,000) MSC	(16,668,000)	(26,712)
2 Year Interest Rate Swap, expiration date 1/17/25, notional amount $(28,216,793) DB	(28,216,793)	(5,391)
5 Year Interest Rate Swap, expiration date 1/17/25, notional amount $(12,394,292) DB	(12,394,292)	(14,949)
5 Year Interest Rate Swap, expiration date 11/7/24, notional amount $(18,638,000) DB	(18,638,000)	(2,842)
5 Year Interest Rate Swap, expiration date 2/14/25, notional amount $(15,688,892) GSI	(15,688,892)	(164,078)
5 Year Interest Rate Swap, expiration date 2/20/25, notional amount $(25,194,044) DB	(25,194,044)	(57,587)
ITRAXX.XO.S41, expiration date 10/16/24, notional amount EUR(11,044,000) CITI	(11,044,000)	(4,027)
ITRAXX.XO.S42, expiration date 10/16/24, notional amount EUR(2,220,000) GSI	(2,220,000)	(1,052)
10 Year Interest Rate Swap, expiration date 12/23/24, notional amount $(18,232,000) DB	(18,232,000)	(96,578)
10 Year Interest Rate Swap, expiration date 3/24/25, notional amount $(5,936,000) DB	(5,936,000)	(53,403)
10 Year Interest Rate Swap, expiration date 3/25/25, notional amount $(11,860,000) JPMC	(11,860,000)	(107,197)
CDX.NA.IG.S43, expiration date 11/20/24, notional amount $(12,345,000) GSI	(12,345,000)	(3,685)
CDX.NA.HY.S43, expiration date 10/16/24, notional amount $(1,910,000) BOA	(1,910,000)	(669)
(579,261)

Number of Contracts

Put Options–(0.00)%
USD vs TRY Strike price TRY40.5, expiration date 12/06/24, notional amount TRY(34,951,500) GSI	(863,000)	(91,810)
Call Options–(0.00)%
USD vs BRL Strike price BRL5.95, expiration date 10/04/24, notional amount BRL(3,490,669) HSBC	(586,667)	(8)
USD vs BRL Strike price BRL6, expiration date 11/12/24, notional amount BRL(5,490,000) DB	(915,000)	(2,031)
USD vs COP Strike price COP4,500, expiration date 11/12/24, notional amount COP(4,117,500,000) MSC	(915,000)	(3,613)
USD vs KRW Strike price KRW1,380, expiration date 10/17/24, notional amount KRW(840,420,000) MSC	(609,000)	(156)
USD vs MXN Strike price MXN19.1, expiration date 10/09/24, notional amount MXN(35,831,600) MSC	(1,876,000)	(60,357)
USD vs ZAR Strike price ZAR17.6, expiration date 12/30/24, notional amount ZAR(10,436,800) BOA	(593,000)	(12,668)
(78,833)
(2,683,060)
Centrally Cleared–(0.18)%
Put Options–(0.06)%
Apple Strike price $195, expiration date 10/25/24, notional amount $(6,669,000)	(342)	(7,866)
Bank of America Strike price $36, expiration date 12/20/24, notional amount $(687,600)	(191)	(13,752)
Boston Scientific Strike price $72.5, expiration date 11/15/24, notional amount $(2,262,000)	(312)	(10,920)
Capital One Financial Strike price $130, expiration date 12/20/24, notional amount $(1,326,000)	(102)	(27,540)
Carrier Global Strike price $67.5, expiration date 12/20/24, notional amount $(2,490,750)	(369)	(25,830)
ConocoPhillips Strike price $100, expiration date 10/18/24, notional amount $(3,920,000)	(392)	(29,400)
Costco Wholesale Strike price $820, expiration date 12/20/24, notional amount $(3,854,000)	(47)	(71,440)
DR Horton Strike price $170, expiration date 11/15/24, notional amount $(2,924,000)	(172)	(51,600)
Edwards Lifesciences Strike price $60, expiration date 11/15/24, notional amount $(1,470,000)	(245)	(41,650)
Fifth Third Bancorp Strike price $37, expiration date 11/15/24, notional amount $(943,500)	(255)	(10,200)
Fifth Third Bancorp Strike price $37, expiration date 1/17/25, notional amount $(1,280,200)	(346)	(25,950)
Home Depot Strike price $345, expiration date 12/20/24, notional amount $(2,380,500)	(69)	(14,801)
Home Depot Strike price $350, expiration date 11/15/24, notional amount $(1,330,000)	(38)	(6,460)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Humana Strike price $310, expiration date 1/17/25, notional amount $(1,612,000)	(52)	$(125,840)
iShares China Large-Cap ETF Strike price $28, expiration date 12/20/24, notional amount $(3,273,200)	(1,169)	(67,802)
iShares Russell 2000 ETF Strike price $190, expiration date 10/18/24, notional amount $(912,000)	(48)	(624)
JPMorgan Chase & Co. Strike price $185, expiration date 11/15/24, notional amount $(2,812,000)	(152)	(19,760)
JPMorgan Chase & Co. Strike price $190, expiration date 10/18/24, notional amount $(5,415,000)	(285)	(14,535)
LVMH Moet Hennessy Louis Vuitton SE Strike price EUR590, expiration date 10/18/24, notional amount EUR(1,298,000)	(22)	(2,253)
Meta Platforms Strike price $470, expiration date 12/20/24, notional amount $(8,272,000)	(176)	(124,960)
Meta Platforms Strike price $480, expiration date 11/15/24, notional amount $(6,864,000)	(143)	(79,365)
Micron Technology Strike price $95, expiration date 11/15/24, notional amount $(5,396,000)	(568)	(156,200)
NVIDIA Strike price $100, expiration date 12/20/24, notional amount $(1,300,000)	(130)	(44,590)
Shell Strike price $57.5, expiration date 1/17/25, notional amount $(3,432,750)	(597)	(41,790)
Shell PLC Strike price EUR30, expiration date 10/18/24, notional amount EUR(1,143,000)	(381)	(31,384)
SPDR Gold Shares Strike price $225, expiration date 10/25/24, notional amount $(10,305,000)	(458)	(11,908)
SPDR S&P 500 ETF Trust Strike price $480, expiration date 11/15/24, notional amount $(43,776,000)	(912)	(83,904)
SPDR S&P 500 ETF Trust Strike price $500, expiration date 10/18/24, notional amount $(50,000)	(1)	(32)
SPDR S&P 500 ETF Trust Strike price $500, expiration date 11/15/24, notional amount $(8,550,000)	(171)	(23,940)
SPDR S&P 500 ETF Trust Strike price $505, expiration date 10/18/24, notional amount $(10,302,000)	(204)	(6,936)
SPDR S&P 500 ETF Trust Strike price $510, expiration date 10/18/24, notional amount $(4,590,000)	(90)	(3,510)
Trane Technologies PLC Strike price $350, expiration date 11/15/24, notional amount $(3,570,000)	(102)	(46,691)
Walt Disney Strike price $90, expiration date 10/18/24, notional amount $(2,196,000)	(244)	(6,832)
(1,230,265)
Call Options–(0.12)%
Adobe Strike price $560, expiration date 10/18/24, notional amount $(1,232,000)	(22)	(2,530)
Adobe Strike price $570, expiration date 11/15/24, notional amount $(627,000)	(11)	(4,620)
Adobe Strike price $605, expiration date 12/20/24, notional amount $(1,331,000)	(22)	(13,200)
Alphabet Strike price $175, expiration date 10/18/24, notional amount $(2,065,000)	(118)	(11,918)
Alphabet Strike price $180, expiration date 11/15/24, notional amount $(1,062,000)	(59)	(17,405)
Alphabet Strike price $190, expiration date 12/20/24, notional amount $(2,242,000)	(118)	(25,724)
Amazon.com Strike price $200, expiration date 10/18/24, notional amount $(2,680,000)	(134)	(7,638)
Amazon.com Strike price $205, expiration date 10/18/24, notional amount $(2,050,000)	(100)	(2,400)
Amazon.com Strike price $205, expiration date 11/15/24, notional amount $(5,248,000)	(256)	(77,056)
Amazon.com Strike price $215, expiration date 11/15/24, notional amount $(1,462,000)	(68)	(9,588)
Amazon.com Strike price $215, expiration date 12/20/24, notional amount $(3,655,000)	(170)	(44,030)
Amazon.com Strike price $220, expiration date 12/20/24, notional amount $(2,244,000)	(102)	(19,380)
Apple Strike price $240, expiration date 10/18/24, notional amount $(2,040,000)	(85)	(14,705)
Apple Strike price $245, expiration date 11/15/24, notional amount $(11,711,000)	(478)	(187,854)
Apple Strike price $250, expiration date 11/15/24, notional amount $(1,075,000)	(43)	(11,137)
Apple Strike price $255, expiration date 12/20/24, notional amount $(2,193,000)	(86)	(25,886)
Apple Strike price $260, expiration date 10/25/24, notional amount $(13,338,000)	(513)	(7,695)
Applied Materials Strike price $210, expiration date 10/18/24, notional amount $(1,092,000)	(52)	(20,800)
Autodesk Strike price $285, expiration date 10/18/24, notional amount $(684,000)	(24)	(4,800)
Autodesk Strike price $290, expiration date 10/18/24, notional amount $(1,044,000)	(36)	(3,960)
Autodesk Strike price $290, expiration date 11/15/24, notional amount $(348,000)	(12)	(5,304)
Autodesk Strike price $310, expiration date 12/20/24, notional amount $(744,000)	(24)	(9,240)
Bank of America Strike price $42, expiration date 10/18/24, notional amount $(2,041,200)	(486)	(13,608)
Bank of America Strike price $44, expiration date 11/15/24, notional amount $(528,000)	(120)	(3,720)
Bank of America Strike price $45, expiration date 12/20/24, notional amount $(1,084,500)	(241)	(8,435)
Broadcom Strike price $190, expiration date 10/18/24, notional amount $(1,140,000)	(60)	(5,340)
Broadcom Strike price $210, expiration date 11/15/24, notional amount $(630,000)	(30)	(3,300)
Broadcom Strike price $210, expiration date 12/20/24, notional amount $(1,239,000)	(59)	(19,175)
Cameco Strike price $60, expiration date 12/20/24, notional amount $(804,000)	(134)	(11,524)
CBOE Volatility Index Strike price $40, expiration date 10/16/24, notional amount $(452,000)	(113)	(2,712)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Charles Schwab Strike price $70, expiration date 10/18/24, notional amount $(1,071,000)	(153)	$(10,710)
Charles Schwab Strike price $72.5, expiration date 10/18/24, notional amount $(710,500)	(98)	(2,646)
Charles Schwab Strike price $75, expiration date 12/20/24, notional amount $(742,500)	(99)	(7,425)
Chevron Strike price $150, expiration date 10/18/24, notional amount $(1,020,000)	(68)	(12,104)
Chevron Strike price $165, expiration date 12/20/24, notional amount $(1,006,500)	(61)	(7,015)
ConocoPhillips Strike price $110, expiration date 10/18/24, notional amount $(1,012,000)	(92)	(7,912)
Costco Wholesale Strike price $990, expiration date 10/18/24, notional amount $(1,089,000)	(11)	(506)
Costco Wholesale Strike price $1,000, expiration date 10/18/24, notional amount $(1,000,000)	(10)	(420)
Costco Wholesale Strike price $1,000, expiration date 11/15/24, notional amount $(500,000)	(5)	(1,290)
Costco Wholesale Strike price $1,040, expiration date 12/20/24, notional amount $(1,040,000)	(10)	(4,250)
Danaher Strike price $290, expiration date 10/18/24, notional amount $(986,000)	(34)	(3,672)
Danaher Strike price $290, expiration date 11/15/24, notional amount $(377,000)	(13)	(6,760)
Danaher Strike price $310, expiration date 12/20/24, notional amount $(775,000)	(25)	(6,625)
Delta Air Lines Strike price $50, expiration date 10/18/24, notional amount $(1,055,000)	(211)	(45,998)
Delta Air Lines Strike price $55, expiration date 11/15/24, notional amount $(269,500)	(49)	(6,027)
Delta Air Lines Strike price $55, expiration date 12/20/24, notional amount $(555,500)	(101)	(19,493)
Edwards Lifesciences Strike price $80, expiration date 11/15/24, notional amount $(1,960,000)	(245)	(12,250)
Eli Lilly & Co. Strike price $990, expiration date 10/18/24, notional amount $(693,000)	(7)	(728)
Eli Lilly & Co. Strike price $1,000, expiration date 10/18/24, notional amount $(1,000,000)	(10)	(930)
Eli Lilly & Co. Strike price $1,060, expiration date 11/15/24, notional amount $(318,000)	(3)	(1,635)
Eli Lilly & Co. Strike price $1,060, expiration date 12/20/24, notional amount $(742,000)	(7)	(8,750)
Freeport-McMoRan Strike price $47, expiration date 10/18/24, notional amount $(1,048,100)	(223)	(71,360)
Freeport-McMoRan Strike price $50, expiration date 10/18/24, notional amount $(870,000)	(174)	(25,926)
Freeport-McMoRan Strike price $60, expiration date 12/20/24, notional amount $(996,000)	(166)	(12,948)
Goldman Sachs Group Strike price $525, expiration date 10/18/24, notional amount $(1,102,500)	(21)	(5,544)
Goldman Sachs Group Strike price $535, expiration date 10/18/24, notional amount $(1,177,000)	(22)	(2,882)
Goldman Sachs Group Strike price $540, expiration date 11/15/24, notional amount $(594,000)	(11)	(5,588)
Goldman Sachs Group Strike price $570, expiration date 12/20/24, notional amount $(1,254,000)	(22)	(7,645)
Intuitive Surgical Strike price $535, expiration date 10/18/24, notional amount $(588,500)	(11)	(3,333)
Intuitive Surgical Strike price $540, expiration date 10/18/24, notional amount $(1,080,000)	(20)	(5,100)
iShares China Large-Cap ETF Strike price $38, expiration date 12/20/24, notional amount $(4,442,200)	(1,169)	(52,605)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $79, expiration date 10/18/24, notional amount $(6,865,100)	(869)	(299,805)
JPMorgan Chase & Co. Strike price $225, expiration date 10/18/24, notional amount $(1,260,000)	(56)	(3,416)
JPMorgan Chase & Co. Strike price $230, expiration date 11/15/24, notional amount $(644,000)	(28)	(4,396)
JPMorgan Chase & Co. Strike price $240, expiration date 12/20/24, notional amount $(1,368,000)	(57)	(6,327)
Mastercard Strike price $540, expiration date 12/20/24, notional amount $(1,512,000)	(28)	(11,200)
Meta Platforms Strike price $620, expiration date 10/18/24, notional amount $(1,054,000)	(17)	(2,856)
Meta Platforms Strike price $650, expiration date 11/15/24, notional amount $(585,000)	(9)	(8,415)
Meta Platforms Strike price $650, expiration date 12/20/24, notional amount $(1,105,000)	(17)	(23,409)
Meta Platforms Strike price $680, expiration date 11/15/24, notional amount $(9,724,000)	(143)	(69,355)
Meta Platforms Strike price $700, expiration date 12/20/24, notional amount $(10,010,000)	(143)	(92,235)
Micron Technology Strike price $140, expiration date 11/15/24, notional amount $(7,952,000)	(568)	(17,608)
Microsoft Strike price $460, expiration date 10/18/24, notional amount $(4,186,000)	(91)	(4,277)
Microsoft Strike price $475, expiration date 11/15/24, notional amount $(1,567,500)	(33)	(9,240)
Microsoft Strike price $480, expiration date 12/20/24, notional amount $(2,208,000)	(46)	(19,090)
NextEra Energy Strike price $95, expiration date 12/20/24, notional amount $(1,121,000)	(118)	(15,930)
NVIDIA Strike price $135, expiration date 11/15/24, notional amount $(3,078,000)	(228)	(83,220)
NVIDIA Strike price $140, expiration date 10/11/24, notional amount $(6,384,000)	(456)	(5,928)
NVIDIA Strike price $145, expiration date 11/15/24, notional amount $(2,450,500)	(169)	(29,406)
NVIDIA Strike price $150, expiration date 11/15/24, notional amount $(1,770,000)	(118)	(13,806)
NVIDIA Strike price $150, expiration date 12/20/24, notional amount $(2,430,000)	(162)	(59,454)
NVIDIA Strike price $155, expiration date 11/15/24, notional amount $(7,936,000)	(512)	(41,472)
Oracle Strike price $175, expiration date 10/18/24, notional amount $(1,365,000)	(78)	(11,232)
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Oracle Strike price $185, expiration date 11/15/24, notional amount $(703,000)	(38)	$(5,282)
Oracle Strike price $190, expiration date 12/20/24, notional amount $(1,482,000)	(78)	(24,336)
Progressive Strike price $290, expiration date 12/20/24, notional amount $(1,856,000)	(64)	(10,560)
ServiceNow Strike price $960, expiration date 10/18/24, notional amount $(1,056,000)	(11)	(3,025)
ServiceNow Strike price $1,000, expiration date 10/18/24, notional amount $(700,000)	(7)	(420)
ServiceNow Strike price $1,020, expiration date 11/15/24, notional amount $(306,000)	(3)	(3,300)
ServiceNow Strike price $1,060, expiration date 12/20/24, notional amount $(742,000)	(7)	(8,610)
SPDR Gold Shares Strike price $255, expiration date 10/25/24, notional amount $(11,679,000)	(458)	(41,220)
SPDR Gold Shares Strike price $265, expiration date 10/18/24, notional amount $(15,608,500)	(589)	(6,479)
SPDR Gold Shares Strike price $265, expiration date 11/15/24, notional amount $(8,321,000)	(314)	(27,946)
SPDR Gold Shares Strike price $270, expiration date 11/15/24, notional amount $(7,749,000)	(287)	(16,072)
SPDR Gold Shares Strike price $285, expiration date 1/17/25, notional amount $(11,314,500)	(397)	(39,700)
Taiwan Semiconductor Manufacturing Strike price $195, expiration date 10/18/24, notional amount $(1,657,500)	(85)	(11,730)
Tesla Strike price $305, expiration date 10/18/24, notional amount $(7,015,000)	(230)	(114,540)
Thermo Fisher Scientific Strike price $650, expiration date 10/18/24, notional amount $(1,040,000)	(16)	(3,296)
Thermo Fisher Scientific Strike price $660, expiration date 11/15/24, notional amount $(264,000)	(4)	(2,488)
Thermo Fisher Scientific Strike price $680, expiration date 12/20/24, notional amount $(612,000)	(9)	(6,570)
Trane Technologies PLC Strike price $400, expiration date 10/18/24, notional amount $(1,040,000)	(26)	(9,776)
Trane Technologies PLC Strike price $440, expiration date 11/15/24, notional amount $(572,000)	(13)	(2,372)
Trane Technologies PLC Strike price $440, expiration date 12/20/24, notional amount $(1,144,000)	(26)	(10,400)
U.S. Treasury Long Bonds Strike price $130, expiration date 10/25/24, notional amount $(1,170,000)	(9)	(844)
UnitedHealth Group Strike price $620, expiration date 10/18/24, notional amount $(1,860,000)	(30)	(15,000)
UnitedHealth Group Strike price $640, expiration date 10/18/24, notional amount $(1,856,000)	(29)	(6,090)
UnitedHealth Group Strike price $640, expiration date 11/15/24, notional amount $(960,000)	(15)	(10,275)
UnitedHealth Group Strike price $640, expiration date 12/20/24, notional amount $(1,920,000)	(30)	(30,000)
Valero Energy Strike price $145, expiration date 10/18/24, notional amount $(1,044,000)	(72)	(5,976)
Valero Energy Strike price $155, expiration date 12/20/24, notional amount $(558,000)	(36)	(8,604)
Vistra Strike price $100, expiration date 10/18/24, notional amount $(1,120,000)	(112)	(211,680)
Vistra Strike price $150, expiration date 11/15/24, notional amount $(330,000)	(22)	(3,850)
Vistra Strike price $150, expiration date 12/20/24, notional amount $(705,000)	(47)	(18,800)
Walmart Strike price $85, expiration date 11/15/24, notional amount $(5,967,000)	(702)	(66,690)
Walmart Strike price $90, expiration date 12/20/24, notional amount $(1,602,000)	(178)	(15,130)
Walt Disney Strike price $100, expiration date 10/18/24, notional amount $(1,050,000)	(105)	(7,770)
Walt Disney Strike price $105, expiration date 11/15/24, notional amount $(252,000)	(24)	(3,984)
Walt Disney Strike price $105, expiration date 12/20/24, notional amount $(504,000)	(48)	(11,136)
Wells Fargo & Co. Strike price $60, expiration date 10/18/24, notional amount $(1,110,000)	(185)	(9,435)
Wells Fargo & Co. Strike price $60, expiration date 11/15/24, notional amount $(558,000)	(93)	(11,067)
Wells Fargo & Co. Strike price $62.5, expiration date 12/20/24, notional amount $(1,162,500)	(186)	(19,530)
Western Digital Strike price $82.5, expiration date 10/18/24, notional amount $(462,000)	(56)	(448)
(2,591,269)
(3,821,534)
Total Options Written (Premiums received $(6,584,670))		(6,504,594)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.73%	15,757,708
NET ASSETS APPLICABLE TO 166,121,615 SHARES OUTSTANDING–100.00%	$2,133,207,019

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
=The value of this security was determined using significant unobservable inputs.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
+Delayed settlement. Interest rate to be determined upon settlement date.
**Security is in default
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $38,588,548, which represented 1.81% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Ltd. Series D	6/6/2022	$966,416	$980,646
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	358,981
Bytedance Ltd. Series E	6/6/2022	3,886,481	3,992,709
Caresyntax, Inc.	6/6/2022	240,886	245,280
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,540,413	1,593,370
Databricks, Inc. Series F	6/6/2022	3,699,434	5,285,972
Databricks, Inc. Series G	6/6/2022	1,010,938	1,444,488
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,366,842
Epic Games, Inc.	6/6/2022	2,952,750	1,905,000
Exo Imaging, Inc. Series C	6/6/2022	407,022	204,029
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,632,411
Farmers Business Network, Inc.	6/6/2022	1,258,125	63,968
Galaxy Universal LLC	6/6/2022	1,316,455	1,316,884
GM Cruise Holdings LLC Class G	6/6/2022	542,495	162,387
GMK Norilskiy Nickel PAO	10/31/2018	8,399	0
Grand Rounds, Inc.	4/29/2019	1,804,027	765,936
Green Plains Operating Co. LLC	6/6/2022	871,548	886,203
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	993,101
Jumpcloud, Inc. Series F	6/6/2022	166,530	65,319
Lessen Holdings, Inc.	6/6/2022	514,311	233,974
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Loadsmart, Inc. Series C	6/6/2022	$1,759,432	$664,118
Loadsmart, Inc. Series D	6/6/2022	155,855	88,670
Lookout, Inc.	4/29/2019	153,118	23,227
Lookout, Inc. Series F	4/29/2019	2,322,271	534,126
LUKOIL PJSC	10/31/2018	11,802	0
MCM Trust Series 2006-4 A2B	6/6/2022	429,854	364,015
Mercia A-1	6/6/2022	569,883	609,350
Mercia A-2	6/6/2022	1,737,637	1,857,974
Mercia B-1	6/6/2022	100,093	107,025
MNTN Digital, Inc. Series D	6/6/2022	377,132	307,539
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,254,885
Noodle Partners, Inc. Series C	6/6/2022	424,114	162,426
Novatek PJSC	2/17/2021	6,347	0
OpenDoor	6/6/2022	523,142	519,563
PsiQuantum Corp. Series D	6/6/2022	379,300	433,676
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	622,550
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	93,607
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	734,337
SambaNova Systems, Inc. Series D	6/6/2022	434,237	279,210
Snorkel AI, Inc. Series B	6/6/2022	41,487	28,684
Snorkel AI, Inc. Series C	6/6/2022	148,614	102,751
Sonder Secured Notes	6/6/2022	1,337,022	1,305,507
TVC DSCR 21-1	6/6/2022	578,502	408,810
Ukraine Government International Bonds	8/30/2024	17,085	17,110
Ukraine Government International Bonds	8/30/2024	2,265	2,315
Ukraine Government International Bonds	8/30/2024	6,178	6,648
Ukraine Government International Bonds	8/30/2024	6,828	7,281
Ukraine Government International Bonds	8/30/2024	5,607	5,978
Ukraine Government International Bonds	8/30/2024	35,114	33,897
Ursa Major Technologies, Inc.	6/6/2022	470,678	311,039
Verge Genomics, Inc. Series B	6/6/2022	513,271	701,290
Vita Global FinCo Ltd.	6/6/2022	631,739	622,832
Vita Global FinCo Ltd.	6/6/2022	450,855	457,992
Volta Series C	6/6/2022	174,273	0
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	422,616
Total		$49,968,809	$38,588,548

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	21,198,524	USD	(3,691,498)	10/2/24	$198,792	$—
BCLY	BRL	(21,198,524)	USD	3,890,994	10/2/24	704	—
BCLY	CHF	(8,421,928)	USD	10,055,694	12/18/24	16,461	—
BCLY	CLP	567,519,840	USD	(612,000)	10/24/24	18,941	—
BCLY	EUR	(579,000)	USD	644,603	10/24/24	—	(612)
BCLY	EUR	93,000	USD	(103,370)	10/24/24	266	—
BCLY	GBP	433,808	USD	(573,864)	10/24/24	6,108	—
BCLY	GBP	(77,799)	USD	103,370	10/24/24	—	(643)
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	JPY	(105,858,036)	USD	737,000	10/24/24	$—	$(2,238)
BCLY	JPY	11,305,251,782	USD	(80,507,745)	12/18/24	—	(987,287)
BCLY	MYR	20,997,920	USD	(4,963,138)	10/24/24	125,604	—
BCLY	NOK	108,897,129	USD	(10,055,694)	12/18/24	267,733	—
BCLY	PEN	(8,838,083)	USD	2,355,243	11/20/24	—	(27,429)
BCLY	PLN	2,478,820	USD	(644,603)	10/24/24	—	(939)
BCLY	PLN	21,820,402	USD	(5,685,946)	11/20/24	—	(23,934)
BCLY	SGD	792,765	USD	(613,000)	10/24/24	4,633	—
BCLY	THB	20,668,673	USD	(628,000)	10/24/24	15,470	—
BCLY	TRY	(20,339,113)	USD	574,405	10/7/24	—	(16,217)
BCLY	TRY	21,670,447	USD	(615,000)	10/7/24	14,283	—
BCLY	TRY	(44,238,135)	USD	1,227,000	10/23/24	—	(34,003)
BCLY	TRY	15,825,005	USD	(449,000)	10/23/24	2,090	—
BCLY	TRY	21,307,000	USD	(604,026)	10/25/24	1,935	—
BCLY	TRY	12,130,392	USD	(327,000)	10/28/24	16,800	—
BCLY	TRY	8,934,282	USD	(223,142)	12/4/24	20,244	—
BCLY	TRY	(59,250,000)	USD	1,506,794	12/6/24	—	(103,819)
BNP	AUD	425,000	USD	(292,553)	10/24/24	1,392	—
BNP	CNH	136,870,068	USD	(19,370,370)	12/18/24	288,857	—
BNP	COP	14,752,000,000	USD	(3,546,276)	10/23/24	—	(50,305)
BNP	COP	(5,444,100,000)	USD	1,300,947	10/23/24	10,789	—
BNP	COP	6,520,676,226	USD	(1,547,189)	10/24/24	—	(2,122)
BNP	CZK	7,056,522	USD	(313,000)	10/24/24	—	(1,287)
BNP	CZK	(2,179,954)	USD	96,723	11/20/24	380	—
BNP	HUF	138,463,650	USD	(390,000)	10/24/24	—	(2,436)
BNP	HUF	734,768,969	USD	(2,078,714)	11/20/24	—	(24,020)
BNP	HUF	770,101,997	USD	(2,128,908)	12/18/24	22,882	—
BNP	KRW	404,321,190	USD	(304,500)	10/24/24	2,391	—
BNP	PEN	6,499,769	USD	(1,727,588)	10/24/24	25,099	—
BNP	PLN	1,538,218	USD	(400,000)	10/24/24	—	(578)
BNP	SGD	5,198,914	USD	(4,005,449)	12/18/24	55,564	—
BNP	TRY	12,613,000	USD	(294,885)	12/6/24	47,978	—
BOA	CNH	17,124,535	USD	(2,425,000)	10/24/24	24,234	—
BOA	CZK	(70,723,116)	USD	3,154,672	11/20/24	29,070	—
BOA	EUR	84,000	USD	(93,524)	10/24/24	82	—
BOA	EUR	(17,051,380)	USD	18,697,644	12/18/24	—	(344,437)
BOA	GBP	3,314,182	USD	(4,336,771)	12/18/24	93,323	—
BOA	JPY	87,847,589	USD	(613,000)	10/24/24	466	—
BOA	JPY	1,939,558,432	USD	(13,629,108)	12/18/24	13,628	—
BOA	SEK	(4,464,255)	USD	437,126	10/24/24	—	(3,001)
BOA	ZAR	(2,341,002)	USD	134,421	11/20/24	—	(488)
CITI	BRL	(24,643,065)	USD	4,677,497	10/2/24	155,076	—
CITI	BRL	3,481,423	USD	(617,000)	10/2/24	21,900	—
CITI	BRL	21,161,643	USD	(3,884,224)	10/2/24	—	(703)
CITI	BRL	36,205,574	USD	(6,575,300)	10/24/24	51,119	—
CITI	BRL	(3,360,182)	USD	617,000	10/24/24	2,013	—
CITI	CNH	8,211,524	USD	(1,169,000)	10/24/24	5,452	—
CITI	COP	(25,295,026,182)	USD	6,024,633	11/20/24	50,324	—
CITI	COP	5,444,100,000	USD	(1,368,552)	2/21/25	—	(98,169)
CITI	DKK	52,490,575	USD	(7,794,440)	12/18/24	76,181	—
CITI	EUR	(4,402,448)	USD	4,914,765	12/18/24	—	(1,656)
CITI	HKD	(146,635,780)	USD	18,867,187	12/18/24	—	(15,243)
CITI	HUF	(12,077,553)	USD	33,979	11/20/24	206	—
CITI	IDR	32,474,112,000	USD	(2,112,000)	10/24/24	23,233	—
CITI	IDR	(8,890,800,750)	USD	585,000	10/24/24	413	—
CITI	IDR	15,510,120,000	USD	(1,020,000)	10/24/24	—	(181)
CITI	INR	(28,225,098)	USD	334,799	12/18/24	—	(727)
CITI	JPY	1,390,443,531	USD	(9,763,000)	12/18/24	17,296	—
CITI	KRW	808,799,000	USD	(610,000)	10/24/24	3,900	—
CITI	MXN	(37,259,598)	USD	1,874,131	12/18/24	4,913	—
CITI	PLN	13,207,782	USD	(3,392,324)	12/18/24	30,685	—
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	THB	18,978,277	USD	(585,000)	10/24/24	$5,843	$—
CITI	TRY	(54,915,919)	USD	1,464,815	10/23/24	—	(100,556)
CITI	TRY	23,093,840	USD	(616,000)	10/23/24	42,287	—
CITI	TRY	24,526,950	USD	(658,000)	10/28/24	37,144	—
CITI	TWD	27,280,232	USD	(861,200)	10/24/24	2,212	—
CITI	UYU	(7,982,649)	USD	189,882	11/20/24	158	—
CITI	UYU	(63,650)	USD	1,504	11/20/24	—	(9)
CITI	ZAR	149,593,764	USD	(8,311,751)	12/18/24	288,581	—
DB	AUD	47,905,921	USD	(31,947,921)	12/18/24	1,198,433	—
DB	BRL	(47,685,632)	USD	8,670,272	11/21/24	—	(30,628)
DB	CLP	293,500,800	USD	(316,000)	10/24/24	10,300	—
DB	COP	1,112,188,500	USD	(267,000)	10/24/24	—	(3,468)
DB	GBP	(17,366,434)	USD	22,726,591	12/18/24	—	(487,261)
DB	IDR	(1,648,008,618)	USD	108,329	11/20/24	45	—
GSI	BRL	3,476,427	USD	(620,000)	10/2/24	17,984	—
GSI	BRL	(10,096,671)	USD	1,850,000	10/2/24	—	(2,911)
GSI	BRL	(3,476,427)	USD	638,099	10/2/24	115	—
GSI	BRL	10,096,671	USD	(1,853,246)	10/2/24	—	(335)
GSI	BRL	14,364,428	USD	(2,609,000)	10/24/24	20,008	—
GSI	BRL	41,268,240	USD	(7,296,429)	12/18/24	208,715	—
GSI	CLP	(527,816,250)	USD	585,000	10/24/24	—	(1,800)
GSI	EUR	281,963	USD	(314,106)	10/24/24	102	—
GSI	EUR	(35,000)	USD	39,021	10/24/24	18	—
GSI	EUR	(6,517,410)	USD	7,296,429	12/18/24	18,130	—
GSI	MXN	58,825,030	USD	(3,091,478)	10/24/24	—	(115,645)
GSI	MXN	(23,897,000)	USD	1,227,277	10/24/24	18,379	—
GSI	MXN	(2,273,806)	USD	116,151	11/20/24	1,589	—
GSI	NOK	1,260,747	USD	(120,000)	10/24/24	—	(498)
GSI	PEN	(2,040,013)	USD	534,903	12/11/24	—	(15,005)
GSI	PLN	149,913	USD	(39,021)	10/24/24	—	(93)
GSI	SEK	(857,607)	USD	84,000	10/24/24	—	(551)
GSI	THB	(3,658,314)	USD	111,381	11/20/24	—	(2,696)
GSI	TRY	43,295,057	USD	(1,189,000)	10/23/24	45,120	—
GSI	TRY	(959,769)	USD	27,171	10/25/24	—	(124)
GSI	TRY	20,747,718	USD	(533,583)	12/4/24	31,626	—
GSI	ZAR	(61,867,483)	USD	3,517,835	11/20/24	—	(47,516)
HSBC	COP	7,455,172,000	USD	(1,797,293)	2/24/25	—	(58,338)
HSBC	EUR	1,381,000	USD	(1,542,723)	10/24/24	—	(3,792)
HSBC	KRW	12,634,307,501	USD	(9,450,239)	12/18/24	168,001	—
HSBC	MXN	16,984,380	USD	(872,000)	10/24/24	—	(12,797)
HSBC	PLN	(21,631,905)	USD	5,638,166	10/24/24	21,113	—
HSBC	THB	105,751,876	USD	(3,172,493)	10/24/24	119,839	—
HSBC	THB	(75,532,165)	USD	2,295,810	11/20/24	—	(59,516)
HSBC	TRY	(31,892,123)	USD	917,000	10/7/24	—	(9,108)
HSBC	TRY	(20,654,452)	USD	582,091	10/25/24	—	(5,312)
HSBC	TWD	5,535,360	USD	(173,000)	10/24/24	2,193	—
HSBC	TWD	(32,799,653)	USD	1,034,200	10/24/24	—	(3,900)
JPMC	AUD	110,000	USD	(75,199)	10/24/24	881	—
JPMC	CNH	2,045,550	USD	(293,000)	10/24/24	—	(436)
JPMC	CNH	20,137,568	USD	(2,905,963)	12/18/24	—	(13,519)
JPMC	COP	(610,138,170)	USD	146,485	11/20/24	2,380	—
JPMC	EUR	366,082	USD	(400,853)	10/17/24	6,956	—
JPMC	EUR	(8,254,943)	USD	9,254,808	12/18/24	36,125	—
JPMC	GBP	2,400,000	USD	(3,140,742)	12/18/24	67,357	—
JPMC	GBP	(1,468,780)	USD	1,963,831	12/18/24	501	—
JPMC	IDR	343,036,911	USD	(22,103)	12/18/24	414	—
JPMC	INR	48,886,291	USD	(582,695)	10/24/24	55	—
JPMC	INR	9,370,032	USD	(112,000)	10/24/24	—	(304)
JPMC	JPY	17,726,238	USD	(124,000)	10/24/24	—	(212)
JPMC	JPY	1,377,733,632	USD	(9,707,000)	12/18/24	—	(16,105)
JPMC	JPY	279,672,296	USD	(1,960,895)	12/18/24	6,303	—
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	MXN	(66,457,989)	USD	3,407,015	11/20/24	$58,620	$—
JPMC	MXN	243,580,750	USD	(12,059,555)	12/18/24	160,266	—
JPMC	NOK	3,094,249	USD	(293,000)	10/24/24	292	—
JPMC	SGD	159,896	USD	(124,000)	10/24/24	573	—
JPMC	TRY	30,988,915	USD	(850,000)	11/18/24	9,005	—
MSC	CAD	29,986,485	USD	(22,100,735)	12/18/24	116,841	—
MSC	CHF	40,285,706	USD	(48,097,770)	12/18/24	—	(75,802)
MSC	CLP	901,519,355	USD	(974,289)	10/24/24	27,976	—
MSC	COP	(18,179,665,012)	USD	4,259,578	10/23/24	—	(48,691)
MSC	COP	(3,101,350,000)	USD	737,600	10/23/24	2,633	—
MSC	EUR	19,341,231	USD	(21,408,783)	12/18/24	190,481	—
MSC	EUR	(1,743,575)	USD	1,933,745	12/18/24	—	(13,387)
MSC	HUF	(223,225,156)	USD	632,014	11/20/24	7,791	—
MSC	IDR	(39,257,841,397)	USD	2,583,688	11/20/24	4,216	—
MSC	KRW	387,697,860	USD	(297,000)	10/24/24	—	(2,727)
MSC	MXN	(69,671,926)	USD	3,962,585	10/24/24	438,032	—
MSC	MXN	38,995,338	USD	(1,960,895)	12/18/24	—	(4,599)
MSC	NOK	6,612,958	USD	(624,000)	10/24/24	2,818	—
MSC	NOK	(87,192,057)	USD	8,052,996	12/18/24	—	(212,794)
MSC	NZD	1,752,447	USD	(1,078,743)	12/18/24	34,731	—
MSC	PLN	(12,368,543)	USD	3,223,560	11/20/24	14,140	—
MSC	SEK	69,439,192	USD	(6,727,200)	12/18/24	137,125	—
MSC	TWD	221,480,187	USD	(6,961,502)	12/18/24	103,144	—
MSC	ZAR	(3,011,953)	USD	170,977	10/24/24	—	(2,975)
MSC	ZAR	14,816,761	USD	(851,000)	10/24/24	4,725	—
UBS	AUD	475,000	USD	(321,517)	10/24/24	7,010	—
UBS	BRL	3,363,430	USD	(618,348)	10/2/24	—	(1,101)
UBS	BRL	(3,363,430)	USD	617,358	10/2/24	112	—
UBS	BRL	(365,101)	USD	65,226	11/21/24	—	(1,392)
UBS	BRL	(3,363,430)	USD	615,020	11/21/24	1,316	—
UBS	BRL	(7,759,089)	USD	1,355,656	12/18/24	—	(55,431)
UBS	CHF	(8,784,763)	USD	10,448,644	12/18/24	—	(23,100)
UBS	CNH	3,427,281	USD	(487,000)	10/24/24	3,186	—
UBS	CZK	40,148,504	USD	(1,789,833)	10/24/24	—	(16,322)
UBS	EUR	(365,680)	USD	400,669	10/17/24	—	(6,694)
UBS	EUR	399,265	USD	(443,443)	10/24/24	1,481	—
UBS	EUR	23,543,240	USD	(26,019,952)	12/18/24	271,895	—
UBS	GBP	(336,652)	USD	443,444	10/24/24	—	(6,639)
UBS	HUF	6,749,693	USD	(19,000)	10/24/24	—	(107)
UBS	MXN	22,453,215	USD	(1,179,836)	10/24/24	—	(43,976)
UBS	MXN	55,824,738	USD	(2,861,173)	11/20/24	—	(48,520)
UBS	TRY	51,238,895	USD	(1,382,220)	10/23/24	78,338	—
UBS	TRY	(34,015,275)	USD	939,000	10/23/24	—	(30,601)
UBS	TRY	(42,284,249)	USD	1,198,000	10/28/24	—	(422)
UBS	TRY	22,190,397	USD	(610,000)	11/12/24	9,182	—
UBS	TRY	(29,682,000)	USD	748,789	12/4/24	—	(59,807)
UBS	TRY	46,637,000	USD	(1,122,836)	12/6/24	144,913	—
UBS	ZAR	21,528,944	USD	(1,224,000)	10/24/24	19,379	—
UBS	ZAR	(10,117,253)	USD	585,000	10/24/24	690	—
Total Foreign Currency Exchange Contracts						$5,998,728	$(3,389,996)
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
505	Australia 10 yr Bonds	$40,637,644	$41,082,952	12/16/24	$—	$(445,308)
820	EURO-BOBL	109,579,541	108,606,179	12/6/24	973,362	—
32	Euro-BTP	4,326,856	4,239,441	12/6/24	87,415	—
459	Euro-Bund	68,935,428	68,347,038	12/6/24	588,390	—
(8)	Euro-Buxl	(1,213,600)	(1,203,796)	12/6/24	—	(9,804)
84	Euro-O.A.T.	11,860,117	11,797,542	12/6/24	62,575	—
96	Euro-Schatz	11,452,972	11,395,352	12/6/24	57,620	—
(9)	Japan 10 yr Bonds (OSE)	(9,057,923)	(9,033,029)	12/13/24	—	(24,894)
82	Long Gilt	10,790,873	10,857,646	12/27/24	—	(66,773)
(54)	U.S. Treasury 10 yr Notes	(6,171,187)	(6,196,409)	12/19/24	25,222	—
(1,665)	U.S. Treasury 10 yr Ultra Notes	(196,964,297)	(197,205,760)	12/19/24	241,463	—
(4,287)	U.S. Treasury 2 yr Notes	(892,734,260)	(890,721,382)	12/31/24	—	(2,012,878)
4,116	U.S. Treasury 5 yr Notes	452,277,658	452,887,461	12/31/24	—	(609,803)
123	U.S. Treasury Long Bonds	15,275,063	15,341,258	12/19/24	—	(66,195)
(125)	U.S. Treasury Ultra Bonds	(16,636,719)	(16,733,589)	12/19/24	96,870	—
					2,132,917	(3,235,655)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	234,540	221,191	12/20/24	13,349	—
(142)	E-mini NASDAQ 100	(57,541,950)	(55,923,553)	12/20/24	—	(1,618,397)
133	E-mini Russell 2000 Index	14,957,180	14,725,249	12/20/24	231,931	—
(105)	E-mini S&P 500 Index	(30,524,812)	(30,198,410)	12/20/24	—	(326,402)
29	Euro STOXX 50 Index	1,623,751	1,578,593	12/20/24	45,158	—
226	Euro STOXX Bank Index	1,820,122	1,806,743	12/20/24	13,379	—
(17)	FTSE 100 Index	(1,883,823)	(1,899,586)	12/20/24	15,763	—
93	IFSC Nifty 50 Index	4,837,209	4,862,416	10/31/24	—	(25,207)
224	Nikkei 225 Index (OSE)	59,146,286	56,052,540	12/12/24	3,093,746	—
4	S&P / TSX 60 Index	854,390	845,813	12/19/24	8,577	—
					3,421,903	(1,970,006)
Total Futures Contracts					$5,554,820	$(5,205,661)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(25,355)	$(27,611)	$2,256	$—
CDX.NA.HY.42- Quarterly[3]	195,000	(5.00%)	6/20/29	(15,414)	(11,920)	—	(3,494)
ITRAXX Europe.40- Quar- terly[4]	EUR 218,925	(1.00%)	12/20/28	(5,029)	(4,476)	—	(553)
ITRAXX.XO.38- Quarterly[5]	EUR 554,970	(5.00%)	12/20/27	(56,518)	(5,877)	—	(50,641)
ITRAXX.XO.40- Quarterly[5]	EUR 5,435,736	(5.00%)	12/20/28	(477,297)	(384,808)	—	(92,489)
					(434,692)	2,256	(147,177)
Protection Sold
CDX.NA.HY.39- Quarterly[3]	1,954,835	(5.00%)	12/20/27	146,085	(19,026)	165,111	—
CDX.NA.HY.41- Quarterly[3]	3,773,088	(5.00%)	12/20/28	296,570	120,138	176,432	—
CDX.NA.IG.39- Quarterly[6]	1,578,595	(1.00%)	12/20/27	32,779	1,581	31,198	—
ITRAXX.XO.41- Quarterly[5]	EUR 2,899,900	(5.00%)	6/20/29	301,833	193,599	108,234	—
					296,292	480,975	—

LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC American Airlines Group, Inc. 3.75 - 03/01/2025 - Quarterly	105,000	(5.00%)	12/20/24	$(1,056)	$(268)	$—	$(788)
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	8,220	(3,721)	11,941	—
JPMC Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	13,139	10,200	2,939	—
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(802)	402	—	(1,204)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	178	1,858	—	(1,680)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	386	5,219	—	(4,833)
JPMC Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(18,346)	21,534	—	(39,880)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(27,318)	(20,352)	—	(6,966)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(13,659)	(8,994)	—	(4,665)
CITI Panama Government International Bonds 8.88 - 09/30/2027 - Quarterly	505,000	(1.00%)	12/20/29	14,156	16,457	—	(2,301)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	(54)	7,261	—	(7,315)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	(12)	1,542	—	(1,554)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	(11)	1,434	—	(1,445)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	2,334	8,374	—	(6,040)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	2,567	9,216	—	(6,649)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	1,400	5,288	—	(3,888)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	1,867	7,257	—	(5,390)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	3,734	13,769	—	(10,035)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	(188)	8,498	—	(8,686)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(9,197)	7,871	—	(17,068)
CITI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	12/20/29	(2,365)	(917)	—	(1,448)
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 410,000	(1.00%)	12/20/29	18,789	21,019	—	(2,230)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	5,567	6,790	—	(1,223)
CITI Xerox Corp. 3.80 - 05/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	3,093	3,759	—	(666)
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
MSC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	30,000	(1.00%)	12/20/28	$3,694	$3,072	$622	$—
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	15,000	(1.00%)	12/20/28	1,847	1,536	311	—
					128,104	15,813	(135,954)
Protection Sold
GSI Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 474,000	(5.00%)	6/20/29	28,279	18,043	10,236	—
BOA Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 248,220	(5.00%)	6/20/29	14,809	9,655	5,154	—
JPMC Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 225,780	(5.00%)	6/20/29	13,470	9,702	3,768	—
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	13,108	5,157	7,951	—
					42,557	27,109	—
					170,661	42,922	(135,954)
Total CDS Contracts					$32,261	$526,153	$(283,131)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$64,058	$64,058	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
GBP95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(281,159)	$344	$—	$(281,503)
348,543,600	5.45	SOFR12M	Pay	At Maturity	10/2/24	164,871	41	164,830	—
EUR3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	595,850	54	595,796	—
ZAR32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	197,434	27	197,407	—
ZAR16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	100,079	15	100,064	—
ZAR16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	98,778	15	98,763	—
MXN161,440,694	9.79	MTIIE01M	Pay	Monthly	2/4/25	(24,484)	4	—	(24,488)
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(190,678)	1,084	—	(191,762)
47,186,200	4.03	SOFR12M	Receive	Annual	9/29/53	(6,143,183)	14,438	—	(6,157,621)
MXN20,296,160	6.48	MTIIE01M	Pay	Monthly	8/12/26	(48,669)	1	—	(48,670)
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
MXN27,869,289	6.47	MTIIE01M	Pay	Monthly	8/13/26	$(67,036)	$2	$—	$(67,038)
MXN13,784,000	6.44	MTIIE01M	Pay	Monthly	8/14/26	(33,413)	5	—	(33,418)
MXN22,719,389	6.42	MTIIE01M	Pay	Monthly	8/14/26	(55,589)	1	—	(55,590)
MXN20,466,582	6.42	MTIIE01M	Pay	Monthly	8/17/26	(49,734)	1	—	(49,735)
EUR8,364,000	2.34	ESTR12M	Pay	Annual	1/19/33	41,922	98	41,824	—
GBP7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	376,203	(14)	376,217	—
MXN117,201,000	9.13	MTIIE01M	Pay	Monthly	8/15/28	97,878	51	97,827	—
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	(269,345)	183	—	(269,528)
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	(47,340)	91	—	(47,431)
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	(115,679)	117	—	(115,796)
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	(202,392)	116	—	(202,508)
JPY3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	20,111	75	20,036	—
ZAR49,021,551	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(27,782)	1	—	(27,783)
ZAR72,112,429	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(48,002)	11	—	(48,013)
MXN63,873,000	10.47	MTIIE01M	Receive	Monthly	8/6/25	(14,299)	3	—	(14,302)
MXN4,451,044	9.71	MTIIE01M	Receive	Monthly	9/22/25	146	—	146	—
ZAR2,306,464	6.92	JIBAR03M	Receive	Quarterly	9/23/26	(50)	—	—	(50)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	244,124	39	244,085	—
GBP6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	76,841	272	76,569	—
GBP6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	79,237	276	78,961	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	474,982	96	474,886	—
EUR17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	904,678	—	904,678	—
JPY327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(83,372)	76	—	(83,448)
JPY327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(82,813)	77	—	(82,890)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	4,603,155	70,272	4,532,883	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	2,419,886	19,126	2,400,760	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	9,880,472	208,638	9,671,834	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	11,558,464	254,034	11,304,430	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	798,252	25,056	773,196	—
EUR19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	562,518	190	562,328	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	736,863	241	736,622	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	313,066	101	312,965	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	687,277	142	687,135	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	655,549	134	655,415	—
EUR14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	412,933	142	412,791	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	160,355	50	160,305	—
							$595,726	$35,682,753	$(7,801,574)

Counterparty	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BCLY	CLP78,204,630	4.28	CLICP1D	Receive	Semiannual	9/25/27	$86	$—	$86	$—
BCLY	BRL105,563,000	10.98	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	7,200	—	7,200	—
BCLY	BRL3,725,574	11.02	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	90	—	90	—
BCLY	BRL1,131,731	12.16	BRL-CDI 1 Day	Pay	At Maturity	1/2/26	(254)	—	—	(254)
BCLY	BRL63,931	11.83	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(3)	—	—	(3)
BNP	BRL19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(232,621)	—	—	(232,621)
BNP	BRL108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(1,300)	—	—	(1,300)
BNP	BRL14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(178,712)	—	—	(178,712)
BNP	BRL6,999,000	11.57	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	16,162	—	16,162	—
BNP	BRL11,303,000	11.49	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	33,168	—	33,168	—
BNP	BRL7,682,824	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(85,578)	—	—	(85,578)
BNP	BRL18,384,000	10.98	BRL-CDI 1 Day	Pay	At Maturity	7/1/25	(17,416)	—	—	(17,416)
BNP	BRL12,946,000	11.53	BRL-CDI 1 Day	Pay	At Maturity	1/2/26	(17,565)	—	—	(17,565)
BOA	BRL20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(242,772)	—	—	(242,772)
BOA	BRL15,193,012	10.10	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(184,117)	—	—	(184,117)
BOA	BRL16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(203,794)	—	—	(203,794)
CITI	BRL25,721,643	13.22	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	131,147	—	131,147	—
GSI	CLP1,039,651,000	4.34	CLICP1D	Receive	Semiannual	9/13/27	(339)	—	—	(339)
JPMC	BRL48,919,908	13.15	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	236,376	—	236,376	—
JPMC	BRL48,895,263	13.18	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	241,847	—	241,847	—
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Counterparty	Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPMC	BRL10,128,697	9.39	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(164,826)	$—	$—	$(164,826)
JPMC	BRL11,049,648	9.42	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(177,306)	—	—	(177,306)
JPMC	COP10,646,946,593	9.81	COP-IBR 1 Day	Receive	At Maturity	5/10/25	(3,264)	—	—	(3,264)
MSC	COP6,723,732,974	9.73	COP-IBR 1 Day	Receive	At Maturity	5/10/25	(827)	—	—	(827)
								—	666,076	(1,510,694)
Total IRS Contracts								$595,726	$36,348,829	$(9,312,268)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable quarterly payments based on SOFR12M	4,500	0.01%	12/20/24	$3,105	$3,105	$—
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	62,100	(5.45%)	12/20/24	(4,360)	—	(4,360)
GSI- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	4,231,004	4.45%	12/20/24	21,512	21,512	—
JPMC- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	11,296,557	4.45%	12/20/24	57,437	57,437	—
BOA- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	108,677	(4.75%)	12/20/24	(4,448)	—	(4,448)
Total TRS Contracts					$82,054	$(8,808)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Saudi Arabia
JPM - Dr. Soliman Abdel Kader Fakeeh Hospital Co. - Monthly	7,690	5.58%	10/11/2024	119,052	$868	$868	$—
JPM - Rasan Information Technology Co. - Monthly	7,098	5.58%	10/11/2024	100,241	18,772	18,772	—
United States
JPM - AMC Networks, Inc. - Monthly	5,117	5.03%	10/11/2024	40,655	3,812	3,812	—
JPM - Eagle Bancorp, Inc. - Monthly	3,766	5.03%	10/11/2024	79,274	5,762	5,762	—
JPM - Informatica, Inc. - Monthly	7,584	5.03%	10/11/2024	193,718	(1,994)	—	(1,994)
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
JPM - New York Community Bancorp, Inc. - Monthly	68,567	5.03%	10/11/2024	851,756	$57,727	$57,727	$—
JPM - Western Digital Corp. - Monthly	2,475	5.03%	10/11/2024	154,960	14,058	14,058	—
Total Long Equities						$100,999	$(1,994)
Short Equities
Australia
JPM - CAR Group Ltd. - Monthly	(8,216)	4.58%	10/11/2024	(203,533)	(9,244)	—	(9,244)
JPM - Dexus - Monthly	(59,480)	4.58%	10/11/2024	(302,160)	(9,541)	—	(9,541)
JPM - IDP Education Ltd. - Monthly	(12,369)	4.58%	10/11/2024	(132,780)	(3,186)	—	(3,186)
JPM - Lynas Rare Earths Ltd. - Monthly	(318,895)	4.58%	10/11/2024	(1,507,195)	(260,960)	—	(260,960)
JPM - Mineral Resources Ltd. - Monthly	(63,040)	4.58%	10/11/2024	(1,311,670)	(956,375)	—	(956,375)
JPM - SEEK Ltd. - Monthly	(44,964)	4.58%	10/11/2024	(698,123)	(74,361)	—	(74,361)
JPM - Treasury Wine Estates Ltd. - Monthly	(74,491)	4.58%	10/11/2024	(574,610)	(43,383)	—	(43,383)
JPM - WiseTech Global Ltd. - Monthly	(9,043)	4.58%	10/11/2024	(781,254)	(76,442)	—	(76,442)
Barbados
CITI - BRF SA - Monthly	(14,915)	4.39%	10/21/2024	(66,926)	2,011	2,011	—
CITI - Localiza Rent a Car SA - Monthly	(3,468)	4.29%	10/21/2024	(26,767)	507	507	—
Belgium
CITI - Solvay SA - Monthly	(248)	4.57%	10/21/2024	(29,614)	(229)	—	(229)
CITI - UCB SA - Monthly	(4,937)	4.57%	10/21/2024	(1,001,342)	7,735	7,735	—
Brazil
JPM - BRF SA - Monthly	(47,656)	4.40%	10/11/2024	(327,601)	1,175	1,175	—
JPM - Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Monthly	(10,482)	4.43%	10/11/2024	(303,762)	3,762	3,762	—
JPM - Cosan SA - Monthly	(75,140)	4.43%	10/11/2024	(172,792)	(7,896)	—	(7,896)
JPM - Localiza Rent a Car SA - Monthly	(161,488)	4.41%	10/11/2024	(1,200,159)	(22,629)	—	(22,629)
JPM - Natura & Co. Holding SA - Monthly	(64,309)	4.33%	10/11/2024	(156,185)	(9,673)	—	(9,673)
JPM - Pro Medicus Ltd. - Monthly	(6,799)	4.58%	10/11/2024	(719,047)	(118,815)	—	(118,815)
CITI - Sendas Distribuidora SA - Monthly	(61,166)	7.17%	10/21/2024	(86,881)	2,560	2,560	—
CITI - WEG SA - Monthly	(42,711)	4.43%	10/21/2024	(419,268)	(8,963)	—	(8,963)
Canada
JPM - Power Corp. of Canada - Monthly	(2,608)	4.58%	10/11/2024	(79,547)	(2,717)	—	(2,717)
China
CITI - Baloise Holding AG - Monthly	(898)	4.57%	10/21/2024	(249,685)	(3,078)	—	(3,078)
CITI - CRRC Corp. Ltd. - Monthly	(354,000)	4.53%	10/21/2024	(208,650)	(22,680)	—	(22,680)
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	4.53%	10/11/2024	(187,419)	(51,201)	—	(51,201)
JPM - Zijin Mining Group Co. Ltd. - Monthly	(8,000)	4.53%	10/11/2024	(14,186)	(3,988)	—	(3,988)
Denmark
CITI - Coloplast AS - Monthly	(7,212)	4.57%	10/21/2024	(952,930)	10,580	10,580	—
CITI - Sartorius AG - Monthly	(206)	4.57%	10/21/2024	(53,179)	(4,653)	—	(4,653)
Finland
JPM - Metso OYJ - Monthly	(13,907)	4.57%	10/11/2024	(129,279)	(19,334)	—	(19,334)
CITI - Metso OYJ - Monthly	(1,618)	4.57%	10/21/2024	(15,555)	(1,736)	—	(1,736)
CITI - Neste OYJ - Monthly	(10,528)	4.57%	10/21/2024	(192,614)	(11,652)	—	(11,652)
France
CITI - Alstom SA - Monthly	(31,866)	4.57%	10/21/2024	(627,246)	(33,767)	—	(33,767)
JPM - Sartorius Stedim Biotech - Monthly	(3,373)	4.57%	10/11/2024	(703,057)	(1,879)	—	(1,879)
CITI - Teleperformance SE - Monthly	(3,405)	4.57%	10/21/2024	(363,883)	11,387	11,387	—
CITI - Worldline SA - Monthly	(28,670)	4.57%	10/21/2024	(188,301)	(20,353)	—	(20,353)
Germany
JPM - Delivery Hero SE - Monthly	(37,961)	4.57%	10/11/2024	(1,305,583)	(356,753)	—	(356,753)
JPM - Sartorius AG - Monthly	(329)	4.57%	10/11/2024	(91,664)	(698)	—	(698)
CITI - thyssenkrupp AG - Monthly	(137,235)	4.57%	10/21/2024	(491,424)	(39,428)	—	(39,428)
Hong Kong
CITI - Agricultural Bank of China Ltd. - Monthly	(362,000)	4.53%	10/21/2024	(171,994)	1,561	1,561	—
CITI - Anhui Conch Cement Co. Ltd. - Monthly	(80,000)	4.53%	10/21/2024	(181,213)	(53,934)	—	(53,934)
CITI - Baidu, Inc. - Monthly	(21,850)	4.68%	10/21/2024	(237,509)	(59,301)	—	(59,301)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	4.53%	10/11/2024	(4,836)	(228)	—	(228)
CITI - China Resources Power Holdings Co. Ltd. - Monthly	(277,450)	4.53%	10/21/2024	(706,852)	(46,211)	—	(46,211)
CITI - New Oriental Education & Technology Group, Inc. - Monthly	(24,400)	4.53%	10/21/2024	(153,058)	(41,543)	—	(41,543)
JPM - PICC Property & Casualty Co. Ltd. - Monthly	(564,000)	4.53%	10/11/2024	(749,718)	(86,069)	—	(86,069)
JPM - Postal Savings Bank of China Co. Ltd. - Monthly	(48,000)	4.53%	10/11/2024	(24,820)	(3,891)	—	(3,891)
CITI - Postal Savings Bank of China Co. Ltd. - Monthly	(1,145,000)	4.53%	10/21/2024	(635,172)	(49,721)	—	(49,721)
CITI - Zijin Mining Group Co. Ltd. - Monthly	(182,000)	4.53%	10/21/2024	(373,933)	(39,520)	—	(39,520)
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Italy
CITI - DiaSorin SpA - Monthly	(4,319)	4.57%	10/21/2024	(495,215)	$(9,112)	$—	$(9,112)
CITI - Nexi SpA - Monthly	(84,401)	4.71%	10/21/2024	(581,019)	8,670	8,670	—
JPM - Telecom Italia SpA - Monthly	(1,430,541)	4.57%	10/11/2024	(365,079)	(32,226)	—	(32,226)
CITI - Telecom Italia SpA - Monthly	(2,819,821)	4.57%	10/21/2024	(759,958)	(23,193)	—	(23,193)
Japan
CITI - Advantest Corp. - Monthly	(3,400)	4.68%	10/21/2024	(148,588)	(10,879)	—	(10,879)
CITI - Bandai Namco Holdings, Inc. - Monthly	(5,269)	4.58%	10/21/2024	(138,382)	2,054	2,054	—
CITI - DMG Mori Co. Ltd. - Monthly	(15,924)	4.58%	10/21/2024	(338,977)	4,820	4,820	—
CITI - Kobe Bussan Co. Ltd. - Monthly	(5,500)	4.73%	10/21/2024	(166,627)	(6,495)	—	(6,495)
CITI - Koito Manufacturing Co. Ltd. - Monthly	(31,000)	4.58%	10/21/2024	(430,138)	4,151	4,151	—
CITI - Lasertec Corp. - Monthly	(88)	4.73%	10/21/2024	(14,680)	227	227	—
CITI - MatsukiyoCocokara & Co. - Monthly	(30,700)	4.58%	10/21/2024	(483,764)	(18,842)	—	(18,842)
JPM - Mercari, Inc. - Monthly	(12,403)	4.58%	10/11/2024	(356,098)	1,192	1,192	—
CITI - Mercari, Inc. - Monthly	(55,637)	4.58%	10/21/2024	(1,011,862)	41,384	41,384	—
CITI - MonotaRO Co. Ltd. - Monthly	(13,800)	4.58%	10/21/2024	(230,302)	102	102	—
CITI - NIPPON EXPRESS HOLDINGS, Inc. - Monthly	(9,354)	4.58%	10/21/2024	(476,957)	(13,831)	—	(13,831)
CITI - Nissan Chemical Corp. - Monthly	(10,300)	4.58%	10/21/2024	(413,682)	3,162	3,162	—
CITI - Nissan Motor Co. Ltd. - Monthly	(71,800)	4.73%	10/21/2024	(200,714)	(361)	—	(361)
JPM - Olympus Corp. - Monthly	(16,165)	4.58%	10/11/2024	(692,793)	(15,361)	—	(15,361)
CITI - Olympus Corp. - Monthly	(7,979)	4.58%	10/21/2024	(148,039)	(2,880)	—	(2,880)
JPM - Rakuten Group, Inc. - Monthly	(62)	4.58%	10/11/2024	(417)	17	17	—
CITI - Rakuten Group, Inc. - Monthly	(188,400)	4.73%	10/21/2024	(1,251,438)	38,127	38,127	—
CITI - Recruit Holdings Co. Ltd. - Monthly	(13,346)	4.58%	10/21/2024	(851,927)	43,599	43,599	—
CITI - Sanrio Co. Ltd. - Monthly	(13,800)	4.73%	10/21/2024	(392,419)	(4,130)	—	(4,130)
JPM - Sharp Corp. - Monthly	(66,100)	4.18%	10/11/2024	(420,583)	(16,236)	—	(16,236)
CITI - Sharp Corp. - Monthly	(7,000)	4.58%	10/21/2024	(44,320)	(1,939)	—	(1,939)
JPM - Shinko Electric Industries Co. Ltd. - Monthly	(17,600)	4.60%	10/11/2024	(680,296)	8,135	8,135	—
CITI - SoftBank Group Corp. - Monthly	(1,700)	4.73%	10/21/2024	(102,712)	3,036	3,036	—
JPM - Square Enix Holdings Co. Ltd. - Monthly	(3,427)	4.58%	10/11/2024	(132,423)	(3,370)	—	(3,370)
CITI - Square Enix Holdings Co. Ltd. - Monthly	(1,627)	4.58%	10/21/2024	(62,704)	(1,764)	—	(1,764)
JPM - SUMCO Corp. - Monthly	(1,100)	4.58%	10/11/2024	(11,486)	(316)	—	(316)
CITI - SUMCO Corp. - Monthly	(123,600)	4.58%	10/21/2024	(1,264,613)	(61,469)	—	(61,469)
CITI - Sumitomo Chemical Co. Ltd. - Monthly	(409,803)	4.58%	10/21/2024	(1,208,451)	(5,381)	—	(5,381)
CITI - Taisei Corp. - Monthly	(13,695)	4.58%	10/21/2024	(646,987)	6,468	6,468	—
JPM - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(90)	4.58%	10/11/2024	(2,011)	(174)	—	(174)
CITI - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(7,929)	4.58%	10/21/2024	(204,845)	(6,410)	—	(6,410)
Netherlands
CITI - DSM-Firmenich AG - Monthly	(1,369)	4.57%	10/21/2024	(180,256)	(8,174)	—	(8,174)
JPM - InPost SA - Monthly	(24,848)	4.57%	10/11/2024	(503,243)	34,691	34,691	—
CITI - OCI NV - Monthly	(5,521)	4.57%	10/21/2024	(159,550)	2,343	2,343	—
CITI - Suzuki Motor Corp. - Monthly	(29,896)	4.58%	10/21/2024	(377,837)	2,982	2,982	—
Norway
CITI - Salmar ASA - Monthly	(7,239)	4.57%	10/21/2024	(370,873)	(8,811)	—	(8,811)
Poland
CITI - ORLEN SA - Monthly	(38,621)	4.33%	10/21/2024	(566,956)	6,354	6,354	—
Republic of Korea
CITI - LG Energy Solution Ltd. - Monthly	(1,018)	4.48%	10/21/2024	(302,516)	(20,158)	—	(20,158)
JPM - POSCO Future M Co. Ltd. - Monthly	(1,782)	3.61%	10/11/2024	(273,990)	(66,684)	—	(66,684)
CITI - POSCO Future M Co. Ltd. - Monthly	(1,315)	3.83%	10/21/2024	(236,236)	(15,159)	—	(15,159)
JPM - POSCO Holdings, Inc. - Monthly	(738)	4.48%	10/11/2024	(182,049)	(35,226)	—	(35,226)
Singapore
JPM - SATS Ltd. - Monthly	(105,000)	4.53%	10/11/2024	(292,015)	(2,909)	—	(2,909)
CITI - Seatrium Ltd. - Monthly	(44,100)	3.33%	10/21/2024	(58,675)	(2,401)	—	(2,401)
South Africa
JPM - Impala Platinum Holdings Ltd. - Monthly	(132,575)	4.43%	10/11/2024	(529,348)	(213,118)	—	(213,118)
Spain
CITI - Grifols SA - Monthly	(127,565)	4.57%	10/21/2024	(1,354,731)	(97,208)	—	(97,208)
Sweden
JPM - Beijer Ref AB - Monthly	(22,222)	4.57%	10/11/2024	(360,497)	(4,806)	—	(4,806)
CITI - Beijer Ref AB - Monthly	(2,639)	4.57%	10/21/2024	(43,085)	(297)	—	(297)
CITI - EQT AB - Monthly	(11,823)	4.57%	10/21/2024	(458,813)	20,510	20,510	—
CITI - Telefonaktiebolaget LM Ericsson - Monthly	(63,384)	4.57%	10/21/2024	(484,374)	5,554	5,554	—
LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Switzerland
JPM - Bachem Holding AG - Monthly	(6,567)	4.57%	10/11/2024	(594,288)	$41,833	$41,833	$—
JPM - Baloise Holding AG - Monthly	(197)	4.57%	10/11/2024	(37,701)	(2,451)	—	(2,451)
CITI - Clariant AG - Monthly	(8,598)	4.57%	10/21/2024	(119,967)	(10,067)	—	(10,067)
CITI - Swatch Group AG - Monthly	(3,304)	4.57%	10/21/2024	(589,798)	(117,770)	—	(117,770)
CITI - Swiss Life Holding AG - Monthly	(1,902)	4.57%	10/21/2024	(1,675,590)	2,128	2,128	—
JPM - Tecan Group AG - Monthly	(1,472)	4.57%	10/11/2024	(492,201)	7,998	7,998	—
CITI - Temenos AG - Monthly	(6,032)	4.57%	10/21/2024	(412,995)	(8,928)	—	(8,928)
Taiwan
CITI - Chailease Holding Co. Ltd. - Monthly	(26,965)	4.48%	10/21/2024	(121,847)	(17,466)	—	(17,466)
CITI - Formosa Plastics Corp. - Monthly	(298,000)	4.73%	10/21/2024	(453,503)	(50,281)	—	(50,281)
CITI - Fubon Financial Holding Co. Ltd. - Monthly	(114,142)	4.73%	10/21/2024	(327,454)	1,401	1,401	—
JPM - Innolux Corp. - Monthly	(4,000)	4.68%	10/11/2024	(1,775)	(266)	—	(266)
United Kingdom
CITI - Entain PLC - Monthly	(74,257)	4.58%	10/21/2024	(739,362)	(18,327)	—	(18,327)
JPM - Ocado Group PLC - Monthly	(82,127)	4.58%	10/11/2024	(399,033)	(59,882)	—	(59,882)
CITI - Rentokil Initial PLC - Monthly	(112,668)	4.58%	10/21/2024	(541,503)	(7,399)	—	(7,399)
CITI - St. James's Place PLC - Monthly	(44,442)	4.58%	10/21/2024	(507,800)	(8,036)	—	(8,036)
United States
CITI - Air Products & Chemicals, Inc. - Monthly	(3,179)	4.68%	10/21/2024	(989,173)	(18,089)	—	(18,089)
JPM - Air Transport Services Group, Inc. - Monthly	(2,744)	4.68%	10/11/2024	(41,187)	(3,238)	—	(3,238)
JPM - Albemarle Corp. - Monthly	(429)	4.38%	10/11/2024	(33,638)	(6,993)	—	(6,993)
CITI - Albemarle Corp. - Monthly	(12,432)	4.68%	10/21/2024	(1,102,843)	(74,592)	—	(74,592)
CITI - APA Corp. - Monthly	(14,439)	4.68%	10/21/2024	(366,139)	12,961	12,961	—
JPM - Atlantic Union Bankshares Corp. - Monthly	(1,685)	4.68%	10/11/2024	(63,272)	(202)	—	(202)
CITI - Bath & Body Works, Inc. - Monthly	(10,334)	4.68%	10/21/2024	(313,534)	(16,328)	—	(16,328)
CITI - Bio-Rad Laboratories, Inc. - Monthly	(792)	4.68%	10/21/2024	(258,452)	(6,535)	—	(6,535)
JPM - Brandywine Realty Trust - Monthly	(574)	4.68%	10/11/2024	(2,881)	(241)	—	(241)
JPM - BXP, Inc. - Monthly	(282)	4.68%	10/11/2024	(500,559)	(1,737)	—	(1,737)
JPM - Celanese Corp. - Monthly	(943)	4.68%	10/11/2024	(113,499)	(14,711)	—	(14,711)
CITI - Celanese Corp. - Monthly	(6,385)	4.68%	10/21/2024	(815,556)	(52,549)	—	(52,549)
CITI - Charles River Laboratories International, Inc. - Monthly	(2,812)	4.68%	10/21/2024	(572,419)	18,539	18,539	—
CITI - Charter Communications, Inc. - Monthly	(6,998)	4.68%	10/21/2024	(2,320,677)	52,765	52,765	—
CITI - Coinbase Global, Inc. - Monthly	(2,010)	4.68%	10/21/2024	(415,677)	(15,979)	—	(15,979)
JPM - Community Financial System, Inc. - Monthly	(1,576)	4.68%	10/11/2024	(90,525)	(993)	—	(993)
CITI - Constellation Brands, Inc. - Monthly	(2,209)	4.68%	10/21/2024	(562,576)	(6,661)	—	(6,661)
CITI - Corteva, Inc. - Monthly	(2,810)	4.68%	10/21/2024	(161,849)	(3,351)	—	(3,351)
JPM - CVB Financial Corp. - Monthly	(4,077)	4.68%	10/11/2024	(68,983)	(3,669)	—	(3,669)
JPM - Enphase Energy, Inc. - Monthly	(175)	4.68%	10/11/2024	(18,032)	(1,747)	—	(1,747)
CITI - Enphase Energy, Inc. - Monthly	(5,843)	4.68%	10/21/2024	(683,631)	23,255	23,255	—
CITI - EQT Corp. - Monthly	(39,656)	4.68%	10/21/2024	(1,425,280)	(27,716)	—	(27,716)
CITI - FedEx Corp. - Monthly	(6,188)	4.68%	10/21/2024	(1,607,751)	(85,781)	—	(85,781)
CITI - First Solar, Inc. - Monthly	(5,407)	4.68%	10/21/2024	(1,347,857)	(865)	—	(865)
CITI - FMC Corp. - Monthly	(8,070)	4.68%	10/21/2024	(512,929)	(19,207)	—	(19,207)
CITI - GE HealthCare Technologies, Inc. - Monthly	(27,909)	4.68%	10/21/2024	(2,536,370)	(82,890)	—	(82,890)
CITI - Hershey Co. - Monthly	(5,373)	4.68%	10/21/2024	(1,110,932)	18,053	18,053	—
JPM - Independent Bank Group, Inc. - Monthly	(1,978)	4.68%	10/11/2024	(110,808)	(3,244)	—	(3,244)
CITI - Iron Mountain, Inc. - Monthly	(945)	4.68%	10/21/2024	(111,926)	(369)	—	(369)
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	4.43%	10/11/2024	(2,741,886)	(9,742)	—	(9,742)
JPM - Lamb Weston Holdings, Inc. - Monthly	(1,104)	4.68%	10/11/2024	(69,740)	(1,733)	—	(1,733)
CITI - Lamb Weston Holdings, Inc. - Monthly	(18,773)	4.68%	10/21/2024	(1,218,334)	2,970	2,970	—
JPM - Landbridge Co. LLC - Monthly	(7,249)	6.13%	10/11/2024	(255,600)	(27,981)	—	(27,981)
CITI - Martin Marietta Materials, Inc. - Monthly	(431)	4.68%	10/21/2024	(235,067)	3,082	3,082	—
CITI - Norfolk Southern Corp. - Monthly	(3,948)	4.68%	10/21/2024	(971,025)	(10,053)	—	(10,053)
CITI - NU Holdings Ltd. - Monthly	(19,411)	4.68%	10/21/2024	(285,822)	20,866	20,866	—
CITI - Paycom Software, Inc. - Monthly	(951)	4.68%	10/21/2024	(164,124)	5,716	5,716	—
JPM - Provident Financial Services, Inc. - Monthly	(5,739)	4.68%	10/11/2024	(103,302)	(3,214)	—	(3,214)
CITI - Ralph Lauren Corp. - Monthly	(2,849)	4.68%	10/21/2024	(530,324)	(22,012)	—	(22,012)
JPM - Revvity, Inc. - Monthly	(3,998)	4.68%	10/11/2024	(474,802)	(35,942)	—	(35,942)
CITI - Revvity, Inc. - Monthly	(577)	4.68%	10/21/2024	(70,434)	(3,277)	—	(3,277)
JPM - ServisFirst Bancshares, Inc. - Monthly	(1,384)	4.68%	10/11/2024	(106,264)	(5,079)	—	(5,079)
JPM - Simon Property Group, Inc. - Monthly	(548)	4.68%	10/11/2024	(88,738)	(3,885)	—	(3,885)
CITI - Smurfit WestRock PLC - Monthly	(15,507)	4.68%	10/21/2024	(725,201)	(41,155)	—	(41,155)
LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[7]	Termination Date[8]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CITI - Solventum Corp. - Monthly	(9,528)	4.68%	10/21/2024	(668,103)	$3,811	$3,811	$—
CITI - Southwest Airlines Co. - Monthly	(43,130)	4.68%	10/21/2024	(1,277,743)	(199)	—	(199)
CITI - Starbucks Corp. - Monthly	(2,389)	4.68%	10/21/2024	(228,043)	(4,861)	—	(4,861)
CITI - Super Micro Computer, Inc. - Monthly	(2,012)	4.68%	10/21/2024	(1,006,896)	99,674	99,674	—
CITI - Tapestry, Inc. - Monthly	(30,777)	4.68%	10/21/2024	(1,359,790)	(86,113)	—	(86,113)
CITI - Viatris, Inc. - Monthly	(10,339)	4.68%	10/21/2024	(186,560)	(1,447)	—	(1,447)
CITI - Walgreens Boots Alliance, Inc. - Monthly	(204,147)	4.68%	10/21/2024	(1,747,498)	(81,659)	—	(81,659)
CITI - Waters Corp. - Monthly	(395)	4.68%	10/21/2024	(179,707)	(7,971)	—	(7,971)
Total Short Equities						$593,908	$(4,360,235)
Total CFD Swap Contracts						$694,907	$(4,362,229)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024. Only current day variation margin is reported on the Consolidated Statements of Assets and Liabilities.

[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] The Markit iBoxx EUR Liquid High Yield Index, or the ITRAXX Europe tracks the market for high yield corporate bonds and currently contains approximately 250 corporate bonds with sub-investment grade ratings. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[7] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 5-120 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[8] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLICP1D–Chilean Camara Promedio Overnight Interest Rate
LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
ESTR12M–Euro short-term rate 12 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
ITRAXX.XO–Markit iTraxx Crossover Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
PRIME03M–3 Month Federal Reserve Prime Lending Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TRY–Turkish New Lira
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
LVIP BlackRock Global Allocation Fund–55